united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-22718

Two Roads Shared Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	10/31

Date of reporting period:	4/30/2025

Item 1. Reports to Stockholders.

(a)

LeaderShares Activist Leaders ETF

(ACTV) NYSE Arca, Inc.

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about LeaderShares Activist Leaders ETF for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.leadersharesetfs.com/funds/leadershares-activist-leaders-etf. You can also request this information by contacting us at 1-888-617-1444. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LeaderShares Activist Leaders ETF	$36	0.75%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$16,363,282
  Number of Portfolio Holdings19
  Advisory Fee $216,698
  Portfolio Turnover97%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	24.7%
Exchange-Traded Funds	56.7%
Money Market Funds	18.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
56.1%
Money Market Funds
18.5%
Real Estate
6.0%
Consumer Discretionary
4.6%
Technology
4.0%
Communications
3.0%
Consumer Staples
2.7%
Industrials
1.9%
Health Care
1.1%
Materials
0.6%
Utilities
0.6%
Other Assets in Excess of Liabilities
0.9%

Value	Value
Other Assets in Excess of Liabilities	0.9%
Utilities	0.6%
Materials	0.6%
Health Care	1.1%
Industrials	1.9%
Consumer Staples	2.7%
Communications	3.0%
Technology	4.0%
Consumer Discretionary	4.6%
Real Estate	6.0%
Money Market Funds	18.5%
Equity	56.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	35.1%
SPDR S&P 500 ETF Trust ETF	21.0%
Goldman Sachs Financial Square Government Fund, Administration Class	18.5%
Restaurant Brands International, Inc.	3.4%
Healthcare Realty Trust, Inc.	3.1%
Match Group, Inc.	3.0%
Howard Hughes Holdings, Inc.	2.9%
Lamb Weston Holdings, Inc.	2.7%
Vestis Corporation	1.9%
Rapid7, Inc.	1.9%

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information you may review the Fund's prospectus, which is available upon request at 1-888-617-1444 or on the Fund's website at https://www.leadersharesetfs.com/funds/leadershares-activist-leaders-etf.

On December 10, 2024, the Board of Trustees of the Trust approved Agreements and Plans of Reorganization (collectively, the “Plan”) pursuant to which each of the Redwood AlphaFactor Tactical International Fund, Redwood Managed Municipal Income Fund, Redwood Managed Volatility Fund, Redwood Systematic Macro Trend (“SMarT®”) Fund, LeaderShares Activist Leaders ETF, LeaderShares AlphaFactor® Tactical Focused ETF, LeaderShares® Activist Leaders® ETF, LeaderShares® AlphaFactor® Tactical Focused ETF, LeaderShares® AlphaFactor® US Core Equity ETF, LeaderShares® Equity Skew ETF, and LeaderShares® Dynamic Yield ETF (each an “Existing Fund”) will reorganize into a corresponding newly created series (each an “Acquiring Fund”) of Investment Managers Series Trust II (each a “Reorganization” and collectively, the “Reorganizations”). Redwood Investment Management, LLC will continue to serve as the investment adviser to each of the Acquiring Funds following the Reorganizations. Each Acquiring Fund will have the same investment objective, and substantially similar principal investment strategies, policies and risks as its corresponding Existing Fund, and each Acquiring Fund will be managed by the same portfolio managers as the Existing Funds. The Reorganizations with respect to each of the Existing Funds is expected to close by the end of the third quarter of 2025, subject to the fulfillment of closing conditions, including the approval of the Plan with respect to each of the Existing Funds by its respective shareholders.

LeaderShares Activist Leaders ETF - Fund (ACTV)

Semi-Annual Shareholder Report - April 30, 2025

Additional information is available on the Fund's website (https://www.leadersharesetfs.com/funds/leadershares-activist-leaders-etf), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043025-ACTV

LeaderShares AlphaFactor Tactical Focused ETF

(LSAT) NYSE Arca, Inc.

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about LeaderShares AlphaFactor Tactical Focused ETF for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.leadersharesetfs.com/funds/leadershares-tactical-focused-etf. You can also request this information by contacting us at 1-888-617-1444. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LeaderShares AlphaFactor Tactical Focused ETF	$48	0.99%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$97,888,024
  Number of Portfolio Holdings34
  Advisory Fee $552,870
  Portfolio Turnover66%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.6%
Money Market Funds	0.1%
Purchased Options	3.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials 19.1%
Consumer Staples 13.2%
Communications 12.9%
Consumer Discretionary 12.8%
Health Care 10.0%
Technology 9.5%
Energy 9.0%
Industrials 3.7%
Materials 3.3%
Purchased Options 3.3%
Real Estate 3.0%
Money Market Funds 0.1%
Other Assets in Excess of Liabilities 0.1%

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	0.1%
Real Estate	3.0%
Purchased Options	3.3%
Materials	3.3%
Industrials	3.7%
Energy	9.0%
Technology	9.5%
Health Care	10.0%
Consumer Discretionary	12.8%
Communications	12.9%
Consumer Staples	13.2%
Financials	19.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
VeriSign, Inc.	3.7%
H&R Block, Inc.	3.7%
Premier, Inc., Class A	3.5%
Boyd Gaming Corporation	3.5%
Boston Beer Company, Inc. (The), Class A	3.4%
Monster Beverage Corporation	3.4%
US Foods Holding Corporation	3.4%
MGIC Investment Corporation	3.4%
CF Industries Holdings, Inc.	3.3%
HCA Healthcare, Inc.	3.3%

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information you may review the Fund's prospectus, which is available upon request at 1-888-617-1444 or on the Fund's website at https://www.leadersharesetfs.com/funds/leadershares-tactical-focused-etf.

On December 10, 2024, the Board of Trustees of the Trust approved Agreements and Plans of Reorganization (collectively, the “Plan”) pursuant to which each of the Redwood AlphaFactor Tactical International Fund, Redwood Managed Municipal Income Fund, Redwood Managed Volatility Fund, Redwood Systematic Macro Trend (“SMarT®”) Fund, LeaderShares Activist Leaders ETF, LeaderShares AlphaFactor® Tactical Focused ETF, LeaderShares® Activist Leaders® ETF, LeaderShares® AlphaFactor® Tactical Focused ETF, LeaderShares® AlphaFactor® US Core Equity ETF, LeaderShares® Equity Skew ETF, and LeaderShares® Dynamic Yield ETF (each an “Existing Fund”) will reorganize into a corresponding newly created series (each an “Acquiring Fund”) of Investment Managers Series Trust II (each a “Reorganization” and collectively, the “Reorganizations”). Redwood Investment Management, LLC will continue to serve as the investment adviser to each of the Acquiring Funds following the Reorganizations. Each Acquiring Fund will have the same investment objective, and substantially similar principal investment strategies, policies and risks as its corresponding Existing Fund, and each Acquiring Fund will be managed by the same portfolio managers as the Existing Funds. The Reorganizations with respect to each of the Existing Funds is expected to close by the end of the third quarter of 2025, subject to the fulfillment of closing conditions, including the approval of the Plan with respect to each of the Existing Funds by its respective shareholders.

LeaderShares AlphaFactor Tactical Focused ETF - Fund (LSAT)

Semi-Annual Shareholder Report - April 30, 2025

Additional information is available on the Fund's website (https://www.leadersharesetfs.com/funds/leadershares-tactical-focused-etf), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043025-LSAT

LeaderShares AlphaFactor US Core Equity ETF

(LSAF) NYSE Arca, Inc.

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about LeaderShares AlphaFactor US Core Equity ETF for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.leadersharesetfs.com/funds/leadershares-alphafactor-core-etf. You can also request this information by contacting us at 1-888-617-1444. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LeaderShares AlphaFactor US Core Equity ETF	$36	0.75%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$131,050,755
  Number of Portfolio Holdings100
  Advisory Fee $542,396
  Portfolio Turnover80%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Consumer Discretionary
24.1%
Financials
16.5%
Industrials
15.0%
Technology
14.2%
Consumer Staples
7.8%
Health Care
5.9%
Materials
5.3%
Communications
4.3%
Energy
2.8%
Utilities
2.2%
Real Estate
0.9%
Other Assets in Excess of Liabilities
1.0%

Value	Value
Other Assets in Excess of Liabilities	1.0%
Real Estate	0.9%
Utilities	2.2%
Energy	2.8%
Communications	4.3%
Materials	5.3%
Health Care	5.9%
Consumer Staples	7.8%
Technology	14.2%
Industrials	15.0%
Financials	16.5%
Consumer Discretionary	24.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NRG Energy, Inc.	1.2%
Booking Holdings, Inc.	1.2%
Uber Technologies, Inc.	1.1%
VeriSign, Inc.	1.1%
Carlisle Companies, Inc.	1.1%
H&R Block, Inc.	1.1%
Core & Main, Inc., Class A	1.1%
Curtiss-Wright Corporation	1.1%
EMCOR Group, Inc.	1.1%
Newmont Corporation	1.1%

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information you may review the Fund's prospectus, which is available upon request at 1-888-617-1444  or on the Fund's website at  https://www.leadersharesetfs.com/funds/leadershares-alphafactor-core-etf .

On December 10, 2024, the Board of Trustees of the Trust approved Agreements and Plans of Reorganization (collectively, the “Plan”) pursuant to which each of the Redwood AlphaFactor Tactical International Fund, Redwood Managed Municipal Income Fund, Redwood Managed Volatility Fund, Redwood Systematic Macro Trend (“SMarT®”) Fund, LeaderShares Activist Leaders ETF, LeaderShares AlphaFactor® Tactical Focused ETF, LeaderShares® Activist Leaders® ETF, LeaderShares® AlphaFactor® Tactical Focused ETF, LeaderShares® AlphaFactor® US Core Equity ETF, LeaderShares® Equity Skew ETF, and LeaderShares® Dynamic Yield ETF (each an “Existing Fund”) will reorganize into a corresponding newly created series (each an “Acquiring Fund”) of Investment Managers Series Trust II (each a “Reorganization” and collectively, the “Reorganizations”). Redwood Investment Management, LLC will continue to serve as the investment adviser to each of the Acquiring Funds following the Reorganizations. Each Acquiring Fund will have the same investment objective, and substantially similar principal investment strategies, policies and risks as its corresponding Existing Fund, and each Acquiring Fund will be managed by the same portfolio managers as the Existing Funds. The Reorganizations with respect to each of the Existing Funds is expected to close by the end of the third quarter of 2025, subject to the fulfillment of closing conditions, including the approval of the Plan with respect to each of the Existing Funds by its respective shareholders.

LeaderShares AlphaFactor US Core Equity ETF - Fund (LSAF)

Semi-Annual Shareholder Report - April 30, 2025

Additional information is available on the Fund's website (https://www.leadersharesetfs.com/funds/leadershares-alphafactor-core-etf), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043025-LSAF

LeaderShares Dynamic Yield ETF

(DYLD) NYSE Arca, Inc.

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about LeaderShares Dynamic Yield ETF for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.leadersharesetfs.com/funds/leadershares-dynamic-yield-etf. You can also request this information by contacting us at 1-888-617-1444. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LeaderShares Dynamic Yield ETF	$37	0.75%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$55,207,963
  Number of Portfolio Holdings214
  Advisory Fee $237,844
  Portfolio Turnover1%

Asset Weighting (% of total investments)

Value	Value
Corporate Bonds	48.3%
U.S. Government & Agencies	51.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

U.S. Treasury Obligations 50.8%
Communications 11.2%
Financials 8.0%
Health Care 7.1%
Technology 5.2%
Industrials 4.7%
Consumer Discretionary 3.4%
Energy 3.2%
Consumer Staples 2.8%
Materials 1.0%
Real Estate 0.7%
Utilities 0.2%
Other Assets in Excess of Liabilities 1.7%

Value	Value
Other Assets in Excess of Liabilities	1.7%
Utilities	0.2%
Real Estate	0.7%
Materials	1.0%
Consumer Staples	2.8%
Energy	3.2%
Consumer Discretionary	3.4%
Industrials	4.7%
Technology	5.2%
Health Care	7.1%
Financials	8.0%
Communications	11.2%
U.S. Treasury Obligations	50.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, 3.7300%, 05/08/25	45.2%
United States Treasury Bill, 4.2400%, 08/14/25	5.4%
DISH DBS Corporation, 5.2500%, 12/01/26	0.3%
Tenneco, Inc., 8.0000%, 11/17/28	0.3%
DISH DBS Corporation, 5.7500%, 12/01/28	0.3%
CCO Holdings, LLC / CCO Holdings Capital, 4.2500%, 01/15/34	0.3%
CCO Holdings, LLC / CCO Holdings Capital, 4.5000%, 06/01/33	0.3%
Carnival Corporation, 6.0000%, 05/01/29	0.3%
DaVita, Inc., 4.6250%, 06/01/30	0.3%
CCO Holdings, LLC / CCO Holdings Capital, 4.5000%, 05/01/32	0.3%

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information you may review the Fund's prospectus, which is available upon request at 1-888-617-1444 or on the Fund's website at https://www.leadersharesetfs.com/funds/leadershares-dynamic-yield-etf.

On December 10, 2024, the Board of Trustees of the Trust approved Agreements and Plans of Reorganization (collectively, the “Plan”) pursuant to which each of the Redwood AlphaFactor Tactical International Fund, Redwood Managed Municipal Income Fund, Redwood Managed Volatility Fund, Redwood Systematic Macro Trend (“SMarT®”) Fund, LeaderShares Activist Leaders ETF, LeaderShares AlphaFactor® Tactical Focused ETF, LeaderShares® Activist Leaders® ETF, LeaderShares® AlphaFactor® Tactical Focused ETF, LeaderShares® AlphaFactor® US Core Equity ETF, LeaderShares® Equity Skew ETF, and LeaderShares® Dynamic Yield ETF (each an “Existing Fund”) will reorganize into a corresponding newly created series (each an “Acquiring Fund”) of Investment Managers Series Trust II (each a “Reorganization” and collectively, the “Reorganizations”). Redwood Investment Management, LLC will continue to serve as the investment adviser to each of the Acquiring Funds following the Reorganizations. Each Acquiring Fund will have the same investment objective, and substantially similar principal investment strategies, policies and risks as its corresponding Existing Fund, and each Acquiring Fund will be managed by the same portfolio managers as the Existing Funds. The Reorganizations with respect to each of the Existing Funds is expected to close by the end of the third quarter of 2025, subject to the fulfillment of closing conditions, including the approval of the Plan with respect to each of the Existing Funds by its respective shareholders.

LeaderShares Dynamic Yield ETF - Fund (DYLD)

Semi-Annual Shareholder Report - April 30, 2025

Additional information is available on the Fund's website (https://www.leadersharesetfs.com/funds/leadershares-dynamic-yield-etf), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043025-DYLD

LeaderShares Equity Skew ETF

(SQEW) NYSE Arca, Inc.

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about LeaderShares Equity Skew ETF for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.leadersharesetfs.com/funds/leadershares-equity-skew-etf. You can also request this information by contacting us at 1-888-617-1444. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LeaderShares Equity Skew ETF	$36	0.75%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$60,128,858
  Number of Portfolio Holdings155
  Advisory Fee $329,276
  Portfolio Turnover101%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	39.9%
Exchange-Traded Funds	60.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
59.5%
Technology
10.2%
Health Care
6.3%
Financials
6.2%
Consumer Discretionary
3.7%
Consumer Staples
3.3%
Industrials
2.8%
Energy
2.3%
Communications
1.8%
Utilities
1.2%
Real Estate
1.0%
Materials
0.6%
Other Assets in Excess of Liabilities
1.1%

Value	Value
Other Assets in Excess of Liabilities	1.1%
Materials	0.6%
Real Estate	1.0%
Utilities	1.2%
Communications	1.8%
Energy	2.3%
Industrials	2.8%
Consumer Staples	3.3%
Consumer Discretionary	3.7%
Financials	6.2%
Health Care	6.3%
Technology	10.2%
Equity	59.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard FTSE Emerging Markets ETF	28.4%
SPDR S&P 600 Small Cap Value ETF	21.0%
iShares S&P Small-Cap 600 Growth ETF	4.5%
SPDR S&P 600 Small Cap Growth ETF	4.5%
Apple, Inc.	3.7%
Microsoft Corporation	3.2%
Amazon.com, Inc.	1.7%
Berkshire Hathaway, Inc., Class B	1.1%
SPDR Portfolio S&P 500 Growth ETF	1.1%
Exxon Mobil Corporation	0.9%

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information you may review the Fund's prospectus, which is available upon request at 1-888-617-1444 or on the Fund's website at https://www.leadersharesetfs.com/funds/leadershares-equity-skew-etf..

On December 10, 2024, the Board of Trustees of the Trust approved Agreements and Plans of Reorganization (collectively, the “Plan”) pursuant to which each of the Redwood AlphaFactor Tactical International Fund, Redwood Managed Municipal Income Fund, Redwood Managed Volatility Fund, Redwood Systematic Macro Trend (“SMarT®”) Fund, LeaderShares Activist Leaders ETF, LeaderShares AlphaFactor® Tactical Focused ETF, LeaderShares® Activist Leaders® ETF, LeaderShares® AlphaFactor® Tactical Focused ETF, LeaderShares® AlphaFactor® US Core Equity ETF, LeaderShares® Equity Skew ETF, and LeaderShares® Dynamic Yield ETF (each an “Existing Fund”) will reorganize into a corresponding newly created series (each an “Acquiring Fund”) of Investment Managers Series Trust II (each a “Reorganization” and collectively, the “Reorganizations”). Redwood Investment Management, LLC will continue to serve as the investment adviser to each of the Acquiring Funds following the Reorganizations. Each Acquiring Fund will have the same investment objective, and substantially similar principal investment strategies, policies and risks as its corresponding Existing Fund, and each Acquiring Fund will be managed by the same portfolio managers as the Existing Funds. The Reorganizations with respect to each of the Existing Funds is expected to close by the end of the third quarter of 2025, subject to the fulfillment of closing conditions, including the approval of the Plan with respect to each of the Existing Funds by its respective shareholders.

LeaderShares Equity Skew ETF - Fund (SQEW)

Semi-Annual Shareholder Report - April 30, 2025

Additional information is available on the Fund's website (https://www.leadersharesetfs.com/funds/leadershares-equity-skew-etf), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043025-SQEW

(b)	Not applicable

Item 2. Code of Ethics. Not applicable

Item 3. Audit Committee Financial Expert. Not applicable

Item 4. Principal Accountant Fees and Services. Not applicable

Item 5. Audit Committee of Listed Registrants. Not applicable to open-end investment companies

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

LeaderShares® Activist Leaders® ETF (ACTV)
LeaderShares® AlphaFactor® Tactical Focused ETF (LSAT)
LeaderShares® AlphaFactor® US Core Equity ETF (LSAF)
LeaderShares® Equity Skew ETF (SQEW)
LeaderShares® Dynamic Yield ETF (DYLD)

Advised by Redwood Investment Management, LLC

Semi-Annual Financial Statements and Additional Information

April 30, 2025

LEADERSHARES ACTIVIST LEADERS ETF
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2025

Shares		Fair Value
	COMMON STOCKS — 24.5%
	COMMERCIAL SUPPORT SERVICES - 1.9%
35,861	Vestis Corporation	$314,142

	CONSTRUCTION MATERIALS - 0.6%
5,939	MDU Resources Group, Inc.	101,794

	ELECTRIC UTILITIES - 0.5%
5,323	PG&E Corporation	87,936

	FOOD - 2.7%
8,249	Lamb Weston Holdings, Inc.	435,630

	HEALTH CARE FACILITIES & SERVICES - 1.1%
28,422	Fortrea Holdings, Inc.(a)	177,069

	HEALTH CARE REIT - 3.1%
32,543	Healthcare Realty Trust, Inc.	505,393

	INTERNET MEDIA & SERVICES - 3.0%
16,575	Match Group, Inc.	491,615

	LEISURE FACILITIES & SERVICES - 4.7%
3,631	Cinemark Holdings, Inc.	108,603
8,579	Restaurant Brands International, Inc.	552,487
6,861	Wendy’s Company (The)	85,763
		746,853
	REAL ESTATE OWNERS & DEVELOPERS - 2.9%
7,241	Howard Hughes Holdings, Inc.(a)	481,744

	SOFTWARE - 3.0%
9,709	Evolent Health, Inc., Class A(a)	95,731
3,923	Gen Digital, Inc.	101,488
12,984	Rapid7, Inc.(a)	306,682
		503,901

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES ACTIVIST LEADERS ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Shares		Fair Value
	COMMON STOCKS — 24.5% (Continued)
	TECHNOLOGY HARDWARE - 1.0%
3,189	NCR Atleos Corporation(a)	$89,037
7,805	NCR Voyix Corporation(a)	66,889
		155,926

	TOTAL COMMON STOCKS (Cost $4,900,857)	4,002,003

	EXCHANGE-TRADED FUNDS — 56.1%
	EQUITY - 56.1%
6,210	SPDR S&P 500 ETF Trust	3,443,693
11,281	Vanguard S&P 500 ETF	5,750,377
		9,194,070

	TOTAL EXCHANGE-TRADED FUNDS (Cost $9,691,153)	9,194,070

	SHORT-TERM INVESTMENT — 18.5%
	MONEY MARKET FUND - 18.5%
3,023,369	Goldman Sachs Financial Square Government Fund, 3.97%(b)(c) (Cost $3,023,369)	3,023,369

	TOTAL INVESTMENTS - 99.1% (Cost $17,615,379)	$16,219,442
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%	143,840
	NET ASSETS - 100.0%	$16,363,282

ETF	- Exchange-Traded Fund

REIT	- Real Estate Investment Trust

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of April 30, 2025.

(c)	All or a portion of the security is held in a separate collateral account at April 30, 2025 for options contracts. The total fair value of the collateral as of April 30, 2025 is $3,023,369 and represents 18.5% of net assets.

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES ACTIVIST LEADERS ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
APRIL 30, 2025

Diversification of Assets
Country	% of Net Assets
United States	95.7%
Canada	3.4%
Total	99.1%
Other Assets in Excess of Liabilities	0.9%
Grand Total	100.0%

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES ALPHAFACTOR TACTICAL FOCUSED ETF
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2025

Shares		Fair Value
	COMMON STOCKS — 96.5%
	ASSET MANAGEMENT - 3.1%
164,681	Blue Owl Capital, Inc.	$3,051,539

	AUTOMOTIVE - 3.0%
129,636	Harley-Davidson, Inc.	2,906,439

	BEVERAGES - 6.8%
13,650	Boston Beer Company, Inc. (The), Class A(a)	3,355,170
55,626	Monster Beverage Corporation(a)	3,344,235
		6,699,405
	CABLE & SATELLITE - 3.2%
145,627	Sirius XM Holdings, Inc.	3,119,330

	CHEMICALS - 3.3%
41,689	CF Industries Holdings, Inc.	3,267,167

	COMMERCIAL SUPPORT SERVICES - 3.7%
59,790	H&R Block, Inc.	3,609,522

	HEALTH CARE FACILITIES & SERVICES - 6.9%
9,457	HCA Healthcare, Inc.	3,263,422
169,597	Premier, Inc., Class A	3,451,299
		6,714,721
	HEALTH CARE REIT - 3.1%
193,138	Healthcare Realty Trust, Inc.	2,999,433

	HOUSEHOLD PRODUCTS - 2.9%
45,739	Spectrum Brands Holdings, Inc.	2,886,131

	INSURANCE - 12.6%
37,574	American International Group, Inc.	3,063,033
104,036	Corebridge Financial, Inc.	3,082,587
24,928	Globe Life, Inc.	3,074,620
83,143	Old Republic International Corporation	3,126,176
		12,346,416

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES ALPHAFACTOR TACTICAL FOCUSED ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Shares		Fair Value
	COMMON STOCKS — 96.5% (Continued)
	INTERNET MEDIA & SERVICES - 6.9%
104,696	Match Group, Inc.	$3,105,283
12,939	VeriSign, Inc.(a)	3,650,352
		6,755,635
	LEISURE FACILITIES & SERVICES - 9.8%
49,773	Boyd Gaming Corporation	3,441,305
24,554	Choice Hotels International, Inc.	3,096,505
71,157	Travel + Leisure Company	3,125,927
		9,663,737
	MEDICAL EQUIPMENT & DEVICES - 3.1%
52,830	Hologic, Inc.(a)	3,074,706

	OIL & GAS PRODUCERS - 9.0%
25,251	EOG Resources, Inc.	2,785,943
98,517	HF Sinclair Corporation	2,962,406
22,481	Marathon Petroleum Corporation	3,089,114
		8,837,463
	PUBLISHING & BROADCASTING - 2.8%
18,211	Nexstar Media Group, Inc.	2,725,458

	SPECIALTY FINANCE - 3.4%
132,266	MGIC Investment Corporation	3,294,746

	TECHNOLOGY HARDWARE - 6.4%
68,095	Avnet, Inc.	3,199,784
118,501	HP, Inc.	3,030,071
		6,229,855
	TECHNOLOGY SERVICES - 3.1%
30,509	Euronet Worldwide, Inc.(a)	3,023,442

	WHOLESALE - CONSUMER STAPLES - 3.4%
50,279	US Foods Holding Corporation(a)	3,301,319

	TOTAL COMMON STOCKS (Cost $98,609,258)	94,506,464

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES ALPHAFACTOR TACTICAL FOCUSED ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Shares		Fair Value
	SHORT- TERM INVESTMENT – 0.1%
	MONEY MARKET FUND – 0.1%
127,429	Goldman Sachs Financial Square Government Fund, 3.97% (b)(c) (Cost – $127,429)	$127,429

Contracts(d)		Broker/ Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	EQUITY OPTIONS PURCHASED - 3.3%
	PUT OPTIONS PURCHASED - 3.3%
440	SPDR S&P 500 ETF Trust(a)	BTIG	12/31/25	$485	$21,340,000	$710,600
65	SPDR S&P 500 ETF Trust(a)	BTIG	03/31/26	500	3,250,000	137,280
950	SPDR S&P 500 ETF Trust(a)	BTIG	03/31/26	515	48,925,000	2,347,450
	TOTAL PUT OPTIONS PURCHASED (Cost - $3,728,571)					3,195,330

	TOTAL EQUITY OPTIONS PURCHASED (Cost - $3,728,571)					3,195,330

	TOTAL INVESTMENTS - 99.9% (Cost $102,465,258)					$97,829,223
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%					58,801
	NET ASSETS - 100.0%					$97,888,024

ETF	- Exchange-Traded Fund

REIT	- Real Estate Investment Trust

SPDR	- Standard & Poor’s Depositary Receipt

BTIG	- BTIG, LLC

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of April 30, 2025.

(c)	All or a portion of the security is held in a separate collateral account at April 30, 2025 for options contracts. The total fair value of the collateral as of April 30, 2025 is $127,429 and represents 0.1% of net assets.

(d)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES ALPHAFACTOR US CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.0%
	APPAREL & TEXTILE PRODUCTS - 2.7%
17,255	Columbia Sportswear Company	$1,072,743
23,163	Skechers USA, Inc., Class A(a)	1,112,287
18,710	Tapestry, Inc.	1,321,862
		3,506,892
	ASSET MANAGEMENT - 2.0%
7,775	Affiliated Managers Group, Inc.	1,287,773
2,710	Ameriprise Financial, Inc.	1,276,464
		2,564,237
	AUTOMOTIVE - 1.0%
27,734	General Motors Company	1,254,686

	BEVERAGES - 0.9%
21,299	Molson Coors Beverage Company, Class B	1,225,331

	BIOTECH & PHARMA - 1.1%
35,876	Exelixis, Inc.(a)	1,404,545

	COMMERCIAL SUPPORT SERVICES - 2.1%
161,198	ADT, Inc.	1,292,808
23,992	H&R Block, Inc.	1,448,397
		2,741,205
	CONSTRUCTION MATERIALS - 1.1%
3,844	Carlisle Companies, Inc.	1,458,721

	CONSUMER SERVICES - 1.0%
7,556	Grand Canyon Education, Inc.(a)	1,347,764

	CONTAINERS & PACKAGING - 1.1%
14,680	Crown Holdings, Inc.	1,414,124

	E-COMMERCE DISCRETIONARY - 1.0%
19,515	eBay, Inc.	1,330,142

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES ALPHAFACTOR US CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	ELECTRIC UTILITIES - 2.2%
46,609	Brookfield Renewable Corporation	$1,326,492
13,681	NRG Energy, Inc.	1,499,164
		2,825,656
	ELECTRICAL EQUIPMENT - 2.9%
20,754	Carrier Global Corporation	1,297,955
18,040	Fortive Corporation	1,257,208
39,721	Vontier Corporation	1,263,525
		3,818,688
	ENGINEERING & CONSTRUCTION - 2.1%
3,564	EMCOR Group, Inc.	1,428,095
4,300	TopBuild Corporation(a)	1,271,768
		2,699,863
	FOOD - 3.9%
17,541	BellRing Brands, Inc.(a)	1,353,113
23,665	Pilgrim’s Pride Corporation	1,291,636
11,247	Post Holdings, Inc.(a)	1,272,823
20,478	Tyson Foods, Inc., Class A	1,254,073
		5,171,645
	HEALTH CARE FACILITIES & SERVICES - 3.9%
8,564	DaVita, Inc.(a)	1,212,234
1,950	McKesson Corporation	1,389,941
4,402	Medpace Holdings, Inc.(a)	1,357,533
6,949	Universal Health Services, Inc., Class B	1,230,459
		5,190,167
	HEALTH CARE REIT - 0.9%
76,883	Healthcare Realty Trust, Inc.	1,193,993

	HOME CONSTRUCTION - 4.8%
10,309	D.R. Horton, Inc.	1,302,439
11,435	Lennar Corporation, Class A	1,241,955
18,949	Masco Corporation	1,148,499
180	NVR, Inc.(a)	1,282,635
12,779	PulteGroup, Inc.	1,310,870
		6,286,398

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES ALPHAFACTOR US CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	HOUSEHOLD PRODUCTS - 0.9%
18,373	Spectrum Brands Holdings, Inc.	$1,159,336

	INDUSTRIAL SUPPORT SERVICES - 1.1%
27,409	Core & Main, Inc., Class A(a)	1,443,906

	INSTITUTIONAL FINANCIAL SERVICES - 3.9%
2,401	Goldman Sachs Group, Inc.	1,314,668
24,792	Jefferies Financial Group, Inc.	1,158,530
16,925	SEI Investments Company	1,325,058
34,414	Virtu Financial, Inc., Class A	1,347,308
		5,145,564
	INSURANCE - 8.6%
11,753	Aflac, Inc.	1,277,316
15,066	American International Group, Inc.	1,228,180
6,221	Assurant, Inc.	1,199,036
22,514	Brighthouse Financial, Inc.(a)	1,310,765
25,200	Equitable Holdings, Inc.	1,246,140
10,546	Hartford Financial Services Group, Inc. (The)	1,293,678
14,239	Loews Corporation	1,236,372
33,168	Old Republic International Corporation	1,247,117
16,060	Unum Group	1,247,220
		11,285,824
	INTERNET MEDIA & SERVICES - 3.4%
288	Booking Holdings, Inc.	1,468,592
18,085	Uber Technologies, Inc.(a)	1,465,066
5,183	VeriSign, Inc.(a)	1,462,228
		4,395,886
	LEISURE FACILITIES & SERVICES - 7.9%
19,833	Boyd Gaming Corporation	1,371,255
2,860	Domino’s Pizza, Inc.	1,402,459
21,164	Dutch Bros, Inc.(a)	1,264,337
5,783	Hilton Worldwide Holdings, Inc.	1,303,951
10,758	Hyatt Hotels Corporation, Class A	1,212,211
15,055	Light & Wonder, Inc.(a)	1,285,396

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES ALPHAFACTOR US CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	LEISURE FACILITIES & SERVICES - 7.9% (Continued)
5,519	Marriott International, Inc., Class A	$1,316,723
28,341	Travel + Leisure Company	1,245,020
		10,401,352
	LEISURE PRODUCTS - 0.8%
67,753	Mattel, Inc.(a)	1,076,595

	MACHINERY - 2.0%
3,965	Caterpillar, Inc.	1,226,256
4,153	Curtiss-Wright Corporation	1,432,328
		2,658,584
	MEDICAL EQUIPMENT & DEVICES - 0.9%
12,376	Revvity, Inc.	1,156,290

	METALS & MINING - 1.1%
27,046	Newmont Corporation	1,424,783

	OIL & GAS PRODUCERS - 2.8%
10,056	EOG Resources, Inc.	1,109,478
10,865	Exxon Mobil Corporation	1,147,670
2,784	Murphy USA, Inc.	1,388,019
		3,645,167
	RETAIL - CONSUMER STAPLES - 1.1%
19,168	Kroger Company	1,384,121

	RETAIL - DISCRETIONARY - 4.9%
8,111	AutoNation, Inc.(a)	1,412,530
17,829	Best Buy Company, Inc.	1,189,016
10,524	Builders FirstSource, Inc.(a)	1,258,986
5,621	Lowe’s Companies, Inc.	1,256,631
8,287	Williams-Sonoma, Inc.	1,280,093
		6,397,256
	SEMICONDUCTORS - 3.1%
9,064	Applied Materials, Inc.	1,366,035
1,954	KLA Corporation	1,373,056

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES ALPHAFACTOR US CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	SEMICONDUCTORS - 3.1% (Continued)
2,305	Monolithic Power Systems, Inc.	$1,367,096
		4,106,187
	SOFTWARE - 3.1%
49,191	Dropbox, Inc., Class A(a)	1,404,402
4,891	Salesforce, Inc.	1,314,261
13,463	Twilio, Inc., Class A(a)	1,302,007
		4,020,670
	SPECIALTY FINANCE - 2.0%
52,902	MGIC Investment Corporation	1,317,789
44,780	SLM Corporation	1,294,590
		2,612,379
	STEEL - 2.0%
4,592	Reliance, Inc.	1,323,552
10,526	Steel Dynamics, Inc.	1,365,328
		2,688,880
	TECHNOLOGY HARDWARE - 3.0%
5,886	Apple, Inc.	1,250,775
27,158	Avnet, Inc.	1,276,154
9,664	Jabil, Inc.	1,416,356
		3,943,285
	TECHNOLOGY SERVICES - 5.0%
17,607	Fidelity National Information Services, Inc.	1,388,840
5,978	Fiserv, Inc.(a)	1,103,359
9,664	Leidos Holdings, Inc.	1,422,349
20,100	PayPal Holdings, Inc.(a)	1,323,384
2,586	S&P Global, Inc.	1,293,129
		6,531,061
	TELECOMMUNICATIONS - 0.9%
4,902	T-Mobile US, Inc.	1,210,549

	TRANSPORTATION & LOGISTICS - 2.8%
26,722	Alaska Air Group, Inc.(a)	1,182,983
10,849	Expeditors International of Washington, Inc.	1,192,414

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES ALPHAFACTOR US CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	TRANSPORTATION & LOGISTICS - 2.8% (Continued)
9,186	Ryder System, Inc.	$1,264,636
		3,640,033
	TRANSPORTATION EQUIPMENT - 2.0%
13,720	Allison Transmission Holdings, Inc.	1,265,533
7,211	Westinghouse Air Brake Technologies Corporation	1,332,160
		2,597,693
	WHOLESALE - CONSUMER STAPLES - 1.0%
20,104	US Foods Holding Corporation(a)	1,320,029

	TOTAL COMMON STOCKS (Cost $126,548,475)	129,679,487

	TOTAL INVESTMENTS - 99.0% (Cost $126,548,475)	$129,679,487
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%	1,371,268
	NET ASSETS - 100.0%	$131,050,755

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES EQUITY SKEW ETF
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2025

Shares		Fair Value
	COMMON STOCKS — 39.4%
	AEROSPACE & DEFENSE - 1.1%
1,005	Boeing Company (The)(a)	$184,156
322	General Dynamics Corporation	87,623
248	L3Harris Technologies, Inc.	54,565
268	Lockheed Martin Corporation	128,037
176	Northrop Grumman Corporation	85,624
745	RTX Corporation	93,967
		633,972
	APPAREL & TEXTILE PRODUCTS - 0.1%
1,574	NIKE, Inc., Class B	88,774

	ASSET MANAGEMENT - 0.9%
196	Blackrock, Inc.	179,195
983	Blackstone, Inc.	129,471
2,226	Charles Schwab Corporation	181,197
498	KKR & Company, Inc.	56,906
		546,769
	AUTOMOTIVE - 0.2%
4,941	Ford Motor Company	49,459
1,282	General Motors Company	57,998
		107,457
	BANKING - 2.4%
8,690	Bank of America Corporation	346,557
2,457	Citigroup, Inc.	168,010
1,569	JPMorgan Chase & Company	383,808
513	PNC Financial Services Group, Inc.	82,434
1,703	Truist Financial Corporation	65,293
2,062	US Bancorp	83,181
4,252	Wells Fargo & Company	301,935
		1,431,218
	BEVERAGES - 1.1%
4,891	Coca-Cola Company	354,841
1,530	Keurig Dr Pepper, Inc.	52,923
1,751	PepsiCo, Inc.	237,401
		645,165

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES EQUITY SKEW ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Shares		Fair Value
	COMMON STOCKS — 39.4% (Continued)
	BIOTECH & PHARMA - 3.0%
1,282	AbbVie, Inc.	$250,118
385	Amgen, Inc.	112,004
2,510	Bristol-Myers Squibb Company	126,002
1,599	Gilead Sciences, Inc.	170,357
3,024	Johnson & Johnson	472,682
3,173	Merck & Company, Inc.	270,341
7,245	Pfizer, Inc.	176,850
141	Regeneron Pharmaceuticals, Inc.	84,425
583	Zoetis, Inc.	91,181
		1,753,960
	CABLE & SATELLITE - 0.4%
133	Charter Communications, Inc., Class A(a)	52,117
4,912	Comcast Corporation, Class A	167,991
		220,108
	CHEMICALS - 0.3%
293	Air Products and Chemicals, Inc.	79,430
881	Corteva, Inc.	54,613
132	Sherwin-Williams Company (The)	46,585
		180,628
	COMMERCIAL SUPPORT SERVICES - 0.1%
224	Waste Management, Inc.	52,273

	DATA CENTER REIT - 0.2%
412	Digital Realty Trust, Inc.	66,142
73	Equinix, Inc.	62,835
		128,977
	DIVERSIFIED INDUSTRIALS - 0.8%
709	3M Company	98,487
843	General Electric Company	169,898
841	Honeywell International, Inc.	177,031
212	Illinois Tool Works, Inc.	50,861
		496,277

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES EQUITY SKEW ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Shares		Fair Value
	COMMON STOCKS — 39.4% (Continued)
	E-COMMERCE DISCRETIONARY - 1.7%
5,406	Amazon.com, Inc.(a)	$996,974

	ELECTRIC UTILITIES - 1.2%
663	American Electric Power Company, Inc.	71,829
438	Consolidated Edison, Inc.	49,385
1,053	Dominion Energy, Inc.	57,262
969	Duke Energy Corporation	118,237
545	Entergy Corporation	45,328
1,242	Exelon Corporation	58,250
856	NextEra Energy, Inc.	57,249
2,825	PG&E Corporation	46,669
808	Sempra	60,010
1,376	Southern Company	126,441
724	Xcel Energy, Inc.	51,187
		741,847
	ELECTRICAL EQUIPMENT - 0.1%
514	Otis Worldwide Corporation	49,483

	ENTERTAINMENT CONTENT - 0.4%
225	Take-Two Interactive Software, Inc.(a)	52,497
2,366	Walt Disney Company	215,188
		267,685
	FOOD - 0.2%
1,656	Mondelez International, Inc., Class A	112,823

	HEALTH CARE FACILITIES & SERVICES - 1.7%
223	Cencora, Inc.	65,265
351	Cigna Group (The)	119,354
1,614	CVS Health Corporation	107,670
302	Elevance Health, Inc.	127,015
159	McKesson Corporation	113,334
1,159	UnitedHealth Group, Inc.	476,859
		1,009,497

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES EQUITY SKEW ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Shares		Fair Value
	COMMON STOCKS — 39.4% (Continued)
	HEALTH CARE REIT - 0.1%
353	Welltower, Inc.	$53,864

	HOME CONSTRUCTION - 0.1%
378	D.R. Horton, Inc.	47,757

	HOUSEHOLD PRODUCTS - 1.0%
584	Colgate-Palmolive Company	53,839
2,415	Kenvue, Inc.	56,994
425	Kimberly-Clark Corporation	56,007
2,976	Procter & Gamble Company	483,809
		650,649
	INDUSTRIAL REIT - 0.2%
1,188	Prologis, Inc.	121,414

	INFRASTRUCTURE REIT - 0.3%
593	American Tower Corporation, Class A	133,668
548	Crown Castle, Inc.	57,956
		191,624
	INSTITUTIONAL FINANCIAL SERVICES - 0.9%
457	CME Group, Inc.	126,626
415	Goldman Sachs Group, Inc.	227,233
365	Intercontinental Exchange, Inc.	61,309
903	Morgan Stanley	104,224
		519,392
	INSURANCE - 1.9%
635	Aflac, Inc.	69,012
346	Allstate Corporation	68,643
737	American International Group, Inc.	60,080
179	Arthur J Gallagher & Company	57,404
1,207	Berkshire Hathaway, Inc., Class B(a)	643,633
356	Marsh & McLennan Companies, Inc.	80,267
773	MetLife, Inc.	58,261
469	Prudential Financial, Inc.	48,171

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES EQUITY SKEW ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Shares		Fair Value
	COMMON STOCKS — 39.4% (Continued)
	INSURANCE - 1.9% (Continued)
294	Travelers Companies, Inc.	$77,654
		1,163,125
	LEISURE FACILITIES & SERVICES - 0.7%
923	McDonald’s Corporation	295,037
1,468	Starbucks Corporation	117,513
		412,550
	MACHINERY - 0.1%
190	Deere & Company	88,076

	MEDICAL EQUIPMENT & DEVICES - 1.7%
2,212	Abbott Laboratories	289,218
381	Agilent Technologies, Inc.	40,996
374	Becton Dickinson and Company	77,452
854	Danaher Corporation	170,228
747	Edwards Lifesciences Corporation(a)	56,391
596	GE HealthCare Technologies, Inc.	41,917
109	IDEXX Laboratories, Inc.(a)	47,159
209	Stryker Corporation	78,149
514	Thermo Fisher Scientific, Inc.	220,506
		1,022,016
	METALS & MINING - 0.2%
1,952	Freeport-McMoRan, Inc.	70,331
1,458	Newmont Corporation	76,807
		147,138
	OIL & GAS PRODUCERS - 2.2%
2,119	Chevron Corporation	288,312
1,602	ConocoPhillips	142,770
707	EOG Resources, Inc.	78,003
5,488	Exxon Mobil Corporation	579,698
2,447	Kinder Morgan, Inc.	64,356
413	Marathon Petroleum Corporation	56,750
533	Phillips 66	55,464
410	Valero Energy Corporation	47,597

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES EQUITY SKEW ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Shares		Fair Value
	COMMON STOCKS — 39.4% (Continued)
	OIL & GAS PRODUCERS - 2.2% (Continued)
753	Williams Companies, Inc. (The)	$44,103
		1,357,053
	OIL & GAS SERVICES & EQUIPMENT - 0.1%
1,273	Baker Hughes Company	45,064

	RETAIL - CONSUMER STAPLES - 0.5%
825	Kroger Company (The)	59,573
607	Target Corporation	58,697
1,801	Walmart, Inc.	175,147
		293,417
	RETAIL - DISCRETIONARY - 0.9%
709	Home Depot, Inc.	255,588
724	Lowe’s Companies, Inc.	161,857
435	Ross Stores, Inc.	60,465
593	TJX Companies, Inc.	76,307
		554,217
	RETAIL REIT - 0.1%
1,089	Realty Income Corporation	63,010

	SEMICONDUCTORS - 2.0%
2,178	Advanced Micro Devices, Inc.(a)	212,028
671	Analog Devices, Inc.	130,791
618	Applied Materials, Inc.	93,139
5,824	Intel Corporation	117,062
1,725	Lam Research Corporation	123,631
1,515	Micron Technology, Inc.	116,579
1,483	QUALCOMM, Inc.	220,167
1,191	Texas Instruments, Inc.	190,620
		1,204,017
	SOFTWARE - 3.5%
338	Adobe, Inc.(a)	126,743
4,807	Microsoft Corporation	1,900,015
145	Roper Technologies, Inc.	81,212
		2,107,970

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES EQUITY SKEW ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Shares		Fair Value
	COMMON STOCKS — 39.4% (Continued)
	SPECIALTY FINANCE - 0.1%
490	Capital One Financial Corporation	$88,327

	TECHNOLOGY HARDWARE - 4.4%
10,531	Apple, Inc.	2,237,837
5,112	Cisco Systems, Inc.	295,115
1,026	Corning, Inc.	45,534
		2,578,486
	TECHNOLOGY SERVICES - 0.5%
232	Automatic Data Processing, Inc.	69,739
649	Cognizant Technology Solutions Corporation, Class A	47,747
684	Fidelity National Information Services, Inc.	53,954
98	Moody’s Corporation	44,406
221	S&P Global, Inc.	110,511
		326,357
	TELECOMMUNICATIONS - 0.9%
9,140	AT&T, Inc.	253,178
296	T-Mobile US, Inc.	73,097
5,340	Verizon Communications, Inc.	235,280
		561,555
	TOBACCO & CANNABIS - 0.4%
1,145	Altria Group, Inc.	67,727
893	Philip Morris International, Inc.	153,024
		220,751
	TRANSPORTATION & LOGISTICS - 0.6%
290	FedEx Corporation	60,996
295	Norfolk Southern Corporation	66,095
775	Union Pacific Corporation	167,136
945	United Parcel Service, Inc., Class B	90,058
		384,285
	WHOLESALE - CONSUMER STAPLES - 0.1%
622	Sysco Corporation	44,411

	TOTAL COMMON STOCKS (Cost $24,601,397)	23,710,412

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES EQUITY SKEW ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 59.5%
	EQUITY - 59.5%
22,204	iShares S&P Small-Cap 600 Growth ETF	$2,685,796
7,667	SPDR Portfolio S&P 500 Growth ETF	628,694
33,249	SPDR S&P 600 Small Cap Growth ETF	2,683,194
171,666	SPDR S&P 600 Small Cap Value ETF	12,638,051
377,829	Vanguard FTSE Emerging Markets ETF	17,096,762
		35,732,497

	TOTAL EXCHANGE-TRADED FUNDS (Cost $37,871,678)	35,732,497

	TOTAL INVESTMENTS - 98.9% (Cost $62,473,075)	$59,442,909
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.1%	685,949
	NET ASSETS - 100.0%	$60,128,858

ETF	- Exchange-Traded Fund

REIT	- Real Estate Investment Trust

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 47.5%
	AEROSPACE & DEFENSE — 2.3%
126,000	Boeing Company (The)		2.1960	02/04/26	$123,466
115,000	Boeing Company (The)		5.1500	05/01/30	116,061
116,000	Boeing Company (The)		5.7050	05/01/40	112,342
117,000	Boeing Company (The)		5.8050	05/01/50	109,840
119,000	Boeing Company (The)		5.9300	05/01/60	110,169
34,000	Bombardier, Inc.(a)		7.8750	04/15/27	34,106
122,000	RTX Corporation		4.1250	11/16/28	120,943
143,000	RTX Corporation		4.5000	06/01/42	124,394
136,000	TransDigm, Inc.		5.5000	11/15/27	135,483
128,000	TransDigm, Inc.(a)		6.7500	08/15/28	130,744
128,000	TransDigm, Inc.(a)		6.8750	12/15/30	131,982
					1,249,530
	AUTOMOTIVE — 0.6%
127,000	Clarios Global, L.P. / Clarios US Finance Company(a)		8.5000	05/15/27	127,697
166,000	Tenneco, Inc.(a)		8.0000	11/17/28	158,747
					286,444
	BANKING — 5.8%
132,000	Bank of America Corporation(b)	SOFRRATE + 0.960%	1.7340	07/22/27	127,607
129,000	Bank of America Corporation(b)	TSFR3M + 1.302%	3.4190	12/20/28	125,415
124,000	Bank of America Corporation Series N(b)	TSFR3M + 1.572%	4.2710	07/23/29	123,126
128,000	Bank of America Corporation(b)	TSFR3M + 1.472%	3.9740	02/07/30	125,196
146,000	Bank of America Corporation(b)	TSFR3M + 1.252%	2.4960	02/13/31	131,973
151,000	Bank of America Corporation(b)	SOFRRATE + 1.320%	2.6870	04/22/32	133,393
175,000	Bank of America Corporation(b)	SOFRRATE + 1.930%	2.6760	06/19/41	123,803
173,000	Bank of America Corporation(b)	SOFRRATE + 1.580%	3.3110	04/22/42	130,359
158,000	Bank of America Corporation Series B(b)	TSFR3M + 3.412%	4.0830	03/20/51	122,558
121,000	Citigroup, Inc.		4.4500	09/29/27	120,593

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 47.5% (Continued)
	BANKING — 5.8% (Continued)
124,000	Citigroup, Inc.(b)	SOFRRATE + 3.914%	4.4120	03/31/31	$121,608
146,000	Citigroup, Inc.(b)	SOFRRATE + 2.107%	2.5720	06/03/31	130,577
131,000	JPMorgan Chase & Company(b)	SOFRRATE + 0.885%	1.5780	04/22/27	127,350
141,000	JPMorgan Chase & Company(b)	TSFR3M + 1.510%	2.7390	10/15/30	130,364
123,000	JPMorgan Chase & Company(b)	TSFR3M + 3.790%	4.4930	03/24/31	122,020
150,000	JPMorgan Chase & Company(b)	TSFR3M + 1.250%	2.5800	04/22/32	132,789
116,000	JPMorgan Chase & Company		6.4000	05/15/38	127,143
157,000	JPMorgan Chase & Company(b)	TSFR3M + 1.642%	3.9640	11/15/48	122,859
168,000	JPMorgan Chase & Company(b)	SOFRRATE + 1.580%	3.3280	04/22/52	115,232
124,000	Wells Fargo & Company		3.0000	04/22/26	122,365
125,000	Wells Fargo & Company		3.0000	10/23/26	122,646
133,000	Wells Fargo & Company(b)	SOFRRATE + 2.100%	2.3930	06/02/28	127,465
142,000	Wells Fargo & Company(b)	TSFR3M + 1.432%	2.8790	10/30/30	131,411
180,000	Wells Fargo & Company(b)	SOFRRATE + 2.530%	3.0680	04/30/41	132,375
135,000	Wells Fargo & Company(b)	TSFR3M + 4.502%	5.0130	04/04/51	119,018
					3,149,245
	BEVERAGES — 0.9%
122,000	Anheuser-Busch Companies, LLC / Anheuser-Busch InBev Worldwide, Inc.		4.7000	02/01/36	117,823
127,000	Anheuser-Busch Companies, LLC / Anheuser-Busch InBev Worldwide, Inc.		4.9000	02/01/46	115,546
114,000	Anheuser-Busch InBev Worldwide, Inc.		4.7500	01/23/29	115,675
128,000	Anheuser-Busch InBev Worldwide, Inc.		5.5500	01/23/49	126,925
					475,969
	BIOTECH & PHARMA — 2.4%
118,000	AbbVie, Inc.		3.6000	05/14/25	117,954
123,000	AbbVie, Inc.		2.9500	11/21/26	120,908
131,000	AbbVie, Inc.		3.2000	11/21/29	124,721
142,000	AbbVie, Inc.		4.0500	11/21/39	122,869
146,000	AbbVie, Inc.		4.2500	11/21/49	118,871
143,000	Amgen, Inc.		4.6630	06/15/51	119,626
114,000	AstraZeneca plc		6.4500	09/15/37	127,005

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 47.5% (Continued)
	BIOTECH & PHARMA — 2.4% (Continued)
127,000	Bristol-Myers Squibb Company		3.4000	07/26/29	$122,760
147,000	Bristol-Myers Squibb Company		4.2500	10/26/49	118,121
114,000	GlaxoSmithKline Capital, Inc.		6.3750	05/15/38	125,349
104,000	Pfizer, Inc.		7.2000	03/15/39	121,342
					1,339,526
	CABLE & SATELLITE — 5.3%
137,000	CCO Holdings, LLC / CCO Holdings Capital Corporation(a)		5.1250	05/01/27	135,223
140,000	CCO Holdings, LLC / CCO Holdings Capital Corporation(a)		5.0000	02/01/28	136,626
144,000	CCO Holdings, LLC / CCO Holdings Capital Corporation(a)		5.3750	06/01/29	140,995
135,000	CCO Holdings, LLC / CCO Holdings Capital Corporation(a)		6.3750	09/01/29	136,334
152,000	CCO Holdings, LLC / CCO Holdings Capital Corporation(a)		4.7500	03/01/30	143,476
156,000	CCO Holdings, LLC / CCO Holdings Capital Corporation(a)		4.5000	08/15/30	144,980
162,000	CCO Holdings, LLC / CCO Holdings Capital Corporation(a)		4.2500	02/01/31	146,507
166,000	CCO Holdings, LLC / CCO Holdings Capital Corporation		4.5000	05/01/32	147,435
172,000	CCO Holdings, LLC / CCO Holdings Capital Corporation(a)		4.5000	06/01/33	149,789
179,000	CCO Holdings, LLC / CCO Holdings Capital Corporation(a)		4.2500	01/15/34	150,910
120,000	Comcast Corporation		4.1500	10/15/28	119,662
130,000	Comcast Corporation		4.6000	10/15/38	119,150
135,000	Comcast Corporation		4.7000	10/15/48	115,016
195,000	Comcast Corporation		2.8870	11/01/51	117,597
200,000	Comcast Corporation		2.9370	11/01/56	116,652
146,000	DIRECTV Holdings, LLC / DIRECTV Financing Company(a)		5.8750	08/15/27	141,276
177,000	DISH DBS Corporation(a)		5.2500	12/01/26	161,390
180,000	DISH DBS Corporation(a)		5.7500	12/01/28	151,505
135,000	DISH Network Corporation(a)		11.7500	11/15/27	142,084
137,000	Sirius XM Radio, Inc.(a)		5.0000	08/01/27	135,507
148,000	Sirius XM Radio, Inc.(a)		4.0000	07/15/28	138,878
					2,890,992
	CONSTRUCTION MATERIALS — 0.3%
152,000	Standard Industries, Inc.(a)		4.3750	07/15/30	141,917

	CONTAINERS & PACKAGING — 0.2%
135,000	Mauser Packaging Solutions Holding Company(a)		7.8750	08/15/26	133,143

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 47.5% (Continued)
	DIVERSIFIED INDUSTRIALS — 0.2%
115,000	General Electric Company		6.7500	03/15/32	$128,693

	E-COMMERCE DISCRETIONARY — 0.4%
123,000	Amazon.com, Inc.		3.1500	08/22/27	120,888
144,000	Amazon.com, Inc.		4.0500	08/22/47	118,259
					239,147
	ELECTRIC UTILITIES — 0.2%
138,000	FirstEnergy Corporation		4.1500	07/15/27	136,372

	ELECTRICAL EQUIPMENT — 0.5%
129,000	Emerald Debt Merger Sub, LLC(a)		6.6250	12/15/30	130,976
125,000	WESCO Distribution, Inc.(a)		7.2500	06/15/28	126,764
					257,740
	ENGINEERING & CONSTRUCTION — 0.2%
122,000	Brand Industrial Services, Inc.(a)		10.3750	08/01/30	115,970

	ENTERTAINMENT CONTENT — 0.2%
131,000	Univision Communications, Inc.(a)		6.6250	06/01/27	126,761

	FOOD — 1.7%
123,000	Kraft Heinz Foods Company		3.0000	06/01/26	121,095
121,000	Kraft Heinz Foods Company		3.8750	05/15/27	119,815
126,000	Kraft Heinz Foods Company		4.2500	03/01/31	122,837
115,000	Kraft Heinz Foods Company(a)		7.1250	08/01/39	130,733
132,000	Kraft Heinz Foods Company		5.0000	06/04/42	119,682
130,000	Kraft Heinz Foods Company		5.2000	07/15/45	117,930
150,000	Kraft Heinz Foods Company		4.3750	06/01/46	121,471
137,000	Kraft Heinz Foods Company		4.8750	10/01/49	117,492
					971,055
	HEALTH CARE FACILITIES & SERVICES — 3.5%
149,000	CHS/Community Health Systems, Inc.(a)		5.6250	03/15/27	145,746
120,000	Cigna Group (The)		4.3750	10/15/28	119,713
136,000	Cigna Group (The)		4.9000	12/15/48	117,336
119,000	CVS Health Corporation		4.3000	03/25/28	118,053

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 47.5% (Continued)
	HEALTH CARE FACILITIES & SERVICES — 3.5% (Continued)
133,000	CVS Health Corporation		4.7800	03/25/38	$119,756
135,000	CVS Health Corporation		5.1250	07/20/45	117,161
138,000	CVS Health Corporation		5.0500	03/25/48	117,399
160,000	DaVita, Inc.(a)		4.6250	06/01/30	148,640
113,000	HCA, Inc.		5.8750	02/15/26	113,292
131,000	HCA, Inc.		5.6250	09/01/28	134,108
137,000	HCA, Inc.		3.5000	09/01/30	127,859
129,000	Tenet Healthcare Corporation		6.2500	02/01/27	129,034
136,000	Tenet Healthcare Corporation		5.1250	11/01/27	134,986
134,000	Tenet Healthcare Corporation		6.1250	10/01/28	133,933
133,000	Tenet Healthcare Corporation		6.1250	06/15/30	133,605
					1,910,621
	HOME & OFFICE PRODUCTS — 0.1%
76,000	Newell Brands, Inc.		5.2000	04/01/26	74,999

	INDUSTRIAL INTERMEDIATE PROD — 0.2%
125,000	Chart Industries, Inc.(a)		7.5000	01/01/30	129,842

	INDUSTRIAL SUPPORT SERVICES — 0.2%
136,000	United Rentals North America, Inc.		4.8750	01/15/28	134,163

	INSTITUTIONAL FINANCIAL SERVICES — 1.8%
122,000	Goldman Sachs Group, Inc. (The)(b)	TSFR3M + 1.563%	4.2230	05/01/29	120,748
148,000	Goldman Sachs Group, Inc. (The)(b)	SOFRRATE + 1.281%	2.6150	04/22/32	129,921
121,000	Goldman Sachs Group, Inc. (The)		6.7500	10/01/37	129,831
122,000	Goldman Sachs Group, Inc. (The)		6.2500	02/01/41	127,389
119,000	Morgan Stanley		3.8750	01/27/26	118,508
132,000	Morgan Stanley(b)	SOFRRATE + 0.879%	1.5930	05/04/27	128,160
123,000	Morgan Stanley(b)	TSFR3M + 1.890%	4.4310	01/23/30	122,088
146,000	Morgan Stanley Series GMTN(b)	SOFRRATE + 1.143%	2.6990	01/22/31	133,162
					1,009,807

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 47.5% (Continued)
	INSURANCE — 0.2%
124,000	HUB International Ltd.(a)		7.2500	06/15/30	$128,687

	INTERNET MEDIA & SERVICES — 0.3%
144,000	Uber Technologies, Inc.(a)		4.5000	08/15/29	142,037

	LEISURE FACILITIES & SERVICES — 2.1%
144,000	1011778 BC ULC / New Red Finance, Inc.(a)		3.8750	01/15/28	138,403
156,000	1011778 BC ULC / New Red Finance, Inc.(a)		4.0000	10/15/30	142,169
29,000	Caesars Entertainment, Inc.(a)		8.1250	07/01/27	29,110
128,000	Caesars Entertainment, Inc.(a)		7.0000	02/15/30	130,990
127,000	Carnival Corporation(a)		7.6250	03/01/26	127,491
138,000	Carnival Corporation(a)		5.7500	03/01/27	137,664
146,000	Carnival Corporation(a)		4.0000	08/01/28	139,349
150,000	Carnival Corporation(a)		6.0000	05/01/29	149,298
137,000	Royal Caribbean Cruises Ltd.(a)		5.5000	04/01/28	137,165
					1,131,639
	MEDICAL EQUIPMENT & DEVICES — 1.2%
120,000	Abbott Laboratories		4.9000	11/30/46	112,224
141,000	Avantor Funding, Inc.(a)		4.6250	07/15/28	135,652
124,000	Bausch & Lomb Escrow Corporation(a)		8.3750	10/01/28	128,966
149,000	Medline Borrower, L.P.(a)		3.8750	04/01/29	139,308
148,000	Medline Borrower, L.P.(a)		5.2500	10/01/29	140,688
					656,838
	METALS & MINING — 0.5%
133,000	Freeport-McMoRan, Inc.		5.4500	03/15/43	123,048
147,000	Novelis Corporation(a)		4.7500	01/30/30	136,821
					259,869
	OIL & GAS PRODUCERS — 3.0%
150,000	Cheniere Energy Partners, L.P.		4.0000	03/01/31	139,987
123,000	Civitas Resources, Inc.(a)		8.3750	07/01/28	120,993
122,000	Civitas Resources, Inc.(a)		8.7500	07/01/31	116,080
114,000	ConocoPhillips		6.5000	02/01/39	125,165
166,000	ConocoPhillips Company		4.0250	03/15/62	116,024
119,000	Continental Resources, Inc./OK(a)		5.7500	01/15/31	117,094

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 47.5% (Continued)
	OIL & GAS PRODUCERS — 3.0% (Continued)
138,000	New Fortress Energy, Inc.(a)		6.5000	09/30/26	$113,174
162,000	Shell Finance US, Inc.		4.3750	05/11/45	135,678
115,000	Shell International Finance BV		6.3750	12/15/38	126,131
129,000	Venture Global LNG, Inc.(a)		8.1250	06/01/28	128,606
122,000	Venture Global LNG, Inc.(a)		9.5000	02/01/29	126,467
131,000	Venture Global LNG, Inc.(a)		8.3750	06/01/31	126,777
124,000	Venture Global LNG, Inc.(a)		9.8750	02/01/32	126,107
					1,618,283
	OIL & GAS SERVICES & EQUIPMENT — 0.2%
122,000	Weatherford International Ltd.(a)		8.6250	04/30/30	120,950

	PUBLISHING & BROADCASTING — 0.2%
139,000	Nexstar Media, Inc.(a)		5.6250	07/15/27	137,629

	REAL ESTATE INVESTMENT TRUSTS — 0.7%
140,000	SBA Communications Corporation		3.8750	02/15/27	136,845
153,000	SBA Communications Corporation		3.1250	02/01/29	141,932
125,000	Uniti Group, L.P. / Uniti Group Finance, Inc. / CSL Capital, LLC(a)		10.5000	02/15/28	132,825
					411,602
	RETAIL - DISCRETIONARY — 0.2%
120,000	Home Depot, Inc. (The)		5.8750	12/16/36	127,820

	SEMICONDUCTORS — 0.5%
160,000	Broadcom, Inc.(a)		3.1370	11/15/35	132,425
164,000	Broadcom, Inc.(a)		3.1870	11/15/36	133,738
					266,163
	SOFTWARE — 2.7%
154,000	AthenaHealth Group, Inc.(a)		6.5000	02/15/30	147,328
146,000	Cloud Software Group, Inc.(a)		9.0000	09/30/29	147,258
154,000	McAfee Corporation(a)		7.3750	02/15/30	133,268
124,000	Microsoft Corporation		2.4000	08/08/26	121,616
120,000	Microsoft Corporation		3.3000	02/06/27	119,025
189,000	Microsoft Corporation		2.5250	06/01/50	117,100
170,000	Microsoft Corporation		2.9210	03/17/52	113,163

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 47.5% (Continued)
	SOFTWARE — 2.7% (Continued)
195,000	Microsoft Corporation		2.6750	06/01/60	$115,514
168,000	Oracle Corporation		3.6000	04/01/50	114,726
172,000	Oracle Corporation		3.8500	04/01/60	115,423
144,000	Picard Midco, Inc.(a)		6.5000	03/31/29	144,143
134,000	SS&C Technologies, Inc.(a)		5.5000	09/30/27	133,449
					1,522,013
	SPECIALTY FINANCE — 0.2%
127,000	OneMain Finance Corporation		7.1250	03/15/26	128,211

	TECHNOLOGY HARDWARE — 1.3%
119,000	Apple, Inc.		3.2500	02/23/26	118,213
143,000	Apple, Inc.		3.8500	05/04/43	118,642
123,000	Apple, Inc.		4.6500	02/23/46	111,809
87,000	Dell International, LLC / EMC Corporation		6.0200	06/15/26	88,012
147,000	Imola Merger Corporation(a)		4.7500	05/15/29	140,550
122,000	NCR Atleos Escrow Corporation(a)		9.5000	04/01/29	131,331
13,000	Western Digital Corporation		4.7500	02/15/26	12,927
					721,484
	TECHNOLOGY SERVICES — 0.7%
142,000	Neptune Bidco US, Inc.(a)		9.2900	04/15/29	126,554
120,000	Visa, Inc.		3.1500	12/14/25	119,066
135,000	Visa, Inc.		4.3000	12/14/45	116,165
					361,785
	TELECOMMUNICATIONS — 5.2%
121,000	AT&T, Inc.		4.3500	03/01/29	120,699
123,000	AT&T, Inc.		4.3000	02/15/30	121,916
160,000	AT&T, Inc.		2.5500	12/01/33	131,920
180,000	AT&T, Inc.		3.5000	09/15/53	120,820
181,000	AT&T, Inc.		3.5500	09/15/55	121,059
173,000	AT&T, Inc.		3.8000	12/01/57	119,423
182,000	AT&T, Inc.		3.6500	09/15/59	120,553
101,000	British Telecommunications plc		9.6250	12/15/30	123,434
105,000	Deutsche Telekom International Finance BV		8.7500	06/15/30	123,413
147,000	Frontier Communications Corporation(a)		5.0000	05/01/28	145,494

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 47.5% (Continued)
	TELECOMMUNICATIONS — 5.2% (Continued)
143,000	Intelsat Jackson Holdings S.A.(a)		6.5000	03/15/30	$141,026
101,000	Orange S.A.		9.0000	03/01/31	122,652
125,000	Verizon Communications, Inc.		4.1250	03/16/27	124,892
120,000	Verizon Communications, Inc.		4.3290	09/21/28	120,317
125,000	Verizon Communications, Inc.		4.0160	12/03/29	122,608
146,000	Verizon Communications, Inc.		2.5500	03/21/31	129,771
126,000	Verizon Communications, Inc.		4.5000	08/10/33	121,385
167,000	Verizon Communications, Inc.		3.4000	03/22/41	127,498
134,000	Verizon Communications, Inc.		4.8620	08/21/46	118,133
179,000	Verizon Communications, Inc.		3.5500	03/22/51	126,778
164,000	Verizon Communications, Inc.		3.7000	03/22/61	111,798
131,000	Vodafone Group plc		5.2500	05/30/48	119,044
126,000	Vodafone Group plc(b)	USSW5 + 4.873%	7.0000	04/04/79	129,814
					2,864,447
	TOBACCO & CANNABIS — 0.2%
125,000	BAT Capital Corporation		3.5570	08/15/27	122,672

	TRANSPORTATION & LOGISTICS — 1.1%
50,712	American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)		5.5000	04/20/26	50,448
137,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)		5.7500	04/20/29	132,951
127,000	Delta Air Lines, Inc.		7.3750	01/15/26	128,863
138,000	United Airlines, Inc.(a)		4.3750	04/15/26	136,070
148,000	United Airlines, Inc.(a)		4.6250	04/15/29	139,372
					587,704
	TOTAL CORPORATE BONDS (Cost $27,874,903)				26,211,769

	U.S. GOVERNMENT & AGENCIES — 50.8%
	U.S. TREASURY NOTES & BILLS — 50.8%
24,956,000	United States Treasury Bill(c)		3.7300	05/08/25	24,935,632
3,014,000	United States Treasury Bill(c)		4.2400	08/14/25	2,977,298
75,000	United States Treasury Note		1.6250	05/15/31	65,944

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 50.8% (Continued)
	U.S. TREASURY NOTES & BILLS — 50.8% (Continued)
68,000	United States Treasury Note	2.2500	05/15/41	$49,817
78,000	United States Treasury Note	2.3750	05/15/51	50,158
				28,078,849
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $28,127,215)			28,078,849

	TOTAL INVESTMENTS - 98.3% (Cost $56,002,118)			$54,290,618
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.7%			917,345
	NET ASSETS - 100.0%			$55,207,963

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S/A	- Société Anonyme

SOFRRATE	United States SOFR Secured Overnight Financing Rate

TSFR3M	Treasury Secured Overnight Financing Rate (SOFR) 3 Month

USSW5	USD 5 Year Interest Rate Swap

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2025, the total market value of 144A securities is 9,635,153 or 17.5% of net assets.

(b)	Variable rate security; the rate shown represents the rate on April 30, 2025.

(c)	Zero coupon bond. Rate disclosed is the current yield as of April 30, 2025.

See accompanying notes which are an integral part of these financial statements.

LeaderShares® ETFs
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
April 30, 2025

		LeaderShares®	LeaderShares®
ASSETS	LeaderShares®	AlphaFactor®	AlphaFactor®	LeaderShares®	LeaderShares®
Investment securities:	Activist Leaders® ETF	Tactical Focused ETF	US Core Equity ETF	Equity Skew ETF	Dynamic Yield ETF
Investments, at cost	$17,615,379	$102,465,258	$126,548,475	$62,473,075	$56,002,118
Investments, at fair value	$16,219,442	$97,829,223	$129,679,487	$59,442,909	$54,290,618
Cash	94,005	110,992	1,404,937	698,431	582,286
Cash on deposit with broker	21	511	—	—	—
Receivable for investments sold	—	959,682	—	—	—
Dividends and interest receivable	73,236	15,660	37,625	23,905	356,942
TOTAL ASSETS	16,386,704	98,916,068	131,122,049	60,165,245	55,229,846

LIABILITIES
Payable for investments purchased	—	—	—	—	—
Payable for capital shares redeemed	—	936,882	—	—	—
Investment advisory fees payable	23,422	91,162	71,294	36,387	21,883
TOTAL LIABILITIES	23,422	1,028,044	71,294	36,387	21,883
NET ASSETS	$16,363,282	$97,888,024	$131,050,755	$60,128,858	$55,207,963

Net Assets Consist Of:
Paid in capital	$58,935,882	$120,120,378	$169,519,908	$102,128,724	$63,791,081
Accumulated deficit	(42,572,600)	(22,232,354)	(38,469,153)	(41,999,866)	(8,583,118)
NET ASSETS	$16,363,282	$97,888,024	$131,050,755	$60,128,858	$55,207,963

Net Asset Value Per Share:
Net Assets	$16,363,282	$97,888,024	$131,050,755	$60,128,858	$55,207,963
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	550,000	2,550,000	3,350,000	1,975,000	2,450,000
Net asset value (Net Assets ÷ Shares Outstanding)	$29.75	$38.39	$39.12	$30.44	$22.53

See accompanying notes which are an integral part of these financial statements.

LeaderShares® ETFs
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended April 30, 2025

		LeaderShares®	LeaderShares®
	LeaderShares®	AlphaFactor®	AlphaFactor®	LeaderShares®	LeaderShares®
INVESTMENT INCOME	Activist Leaders® ETF	Tactical Focused ETF	US Core Equity ETF	Equity Skew ETF	Dynamic Yield ETF
Dividends	$510,086	$1,458,144	$1,034,130	$995,080	$—
Interest	30,684	20,377	26,956	12,448	1,559,968
Less: Foreign withholding expense	(16,767)	—	—	—	—
TOTAL INVESTMENT INCOME	524,003	1,478,521	1,061,086	1,007,528	1,559,968

EXPENSES
Investment advisory fees	216,698	552,870	542,396	329,276	237,844
TOTAL EXPENSES	216,698	552,870	542,396	329,276	237,844
NET INVESTMENT INCOME	307,305	925,651	518,690	678,252	1,322,124

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(5,359,813)	(4,602,749)	(8,217,794)	(3,824,989)	(35,552)
In-kind redemptions	1,296,234	17,618,703	15,958,109	339,446	(149,734)
Realized gain (loss) on investments	(4,063,579)	13,015,954	7,740,315	(3,485,543)	(185,286)
Change in unrealized appreciation (depreciation) on:
Investments	1,031,712	(18,231,648)	(12,603,166)	(2,950,391)	(153,736)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(3,031,867)	(5,215,694)	(4,862,851)	(6,435,934)	(339,022)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,724,562)	$(4,290,043)	$(4,344,161)	$(5,757,682)	$983,102

See accompanying notes which are an integral part of these financial statements.

LeaderShares® Activist Leaders® ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months	For the Year
	Ended	Ended
	April 30, 2025	October 31, 2024
	(Unaudited)
FROM OPERATIONS
Net investment income	$307,305	$779,045
Net realized loss on investments	(5,359,813)	(10,108,424)
Net realized gain on in-kind redemptions	1,296,234	15,542,840
Unrealized appreciation on investments	1,031,712	8,133,888
Net increase (decrease) in net assets resulting from operations	(2,724,562)	14,347,349

DISTRIBUTIONS TO SHAREHOLDERS FROM
Distributable Earnings	(535,460)	(1,076,375)
Net decrease in net assets resulting from distributions to shareholders	(535,460)	(1,076,375)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	7,489,136	51,962,162
Cost of shares redeemed	(57,835,932)	(82,799,657)
Net decrease in net assets resulting from shares of beneficial interest	(50,346,796)	(30,837,495)

TOTAL DECREASE IN NET ASSETS	(53,606,818)	(17,566,521)

NET ASSETS
Beginning of Period	69,970,100	87,536,621
End of Period	$16,363,282	$69,970,100

SHARE ACTIVITY
Shares sold	225,000	1,575,000
Shares redeemed	(1,850,000)	(2,550,000)
Net decrease in shares of beneficial interest outstanding	(1,625,000)	(975,000)

See accompanying notes which are an integral part of these financial statements.

LeaderShares® AlphaFactor® Tactical Focused ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months	For the Year
	Ended	Ended
	April 30, 2025	October 31, 2024
	(Unaudited)
FROM OPERATIONS
Net investment income	$925,651	$1,860,495
Net realized loss on investments	(4,602,749)	(829,688)
Net realized gain on in-kind redemptions	17,618,703	19,288,642
Unrealized appreciation (depreciation) on investments	(18,231,648)	13,599,324
Net increase (decrease) in net assets resulting from operations	(4,290,043)	33,918,773

DISTRIBUTIONS TO SHAREHOLDERS FROM
Distributable Earnings	(1,456,599)	(2,646,455)
Net decrease in net assets resulting from distributions to shareholders	(1,456,599)	(2,646,455)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	63,111,018	118,981,911
Cost of shares redeemed	(81,671,912)	(214,512,961)
Net decrease in net assets resulting from shares of beneficial interest	(18,560,894)	(95,531,050)

TOTAL DECREASE IN NET ASSETS	(24,307,536)	(64,258,732)

NET ASSETS
Beginning of Period	122,195,560	186,454,292
End of Period	$97,888,024	$122,195,560

SHARE ACTIVITY
Shares sold	1,575,000	3,375,000
Shares redeemed	(2,025,000)	(6,125,000)
Net decrease in shares of beneficial interest outstanding	(450,000)	(2,750,000)

See accompanying notes which are an integral part of these financial statements.

LeaderShares® AlphaFactor® US Core Equity ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months	For the Year
	Ended	Ended
	April 30, 2025	October 31, 2024
	(Unaudited)
FROM OPERATIONS
Net investment income	$518,690	$720,555
Net realized loss on investments	(8,217,794)	(7,079,158)
Net realized gain on in-kind redemptions	15,958,109	38,499,073
Unrealized appreciation (depreciation) on investments	(12,603,166)	11,432,517
Net increase (decrease) in net assets resulting from operations	(4,344,161)	43,572,987

DISTRIBUTIONS TO SHAREHOLDERS FROM
Distributable Earnings	(610,245)	(1,243,170)
Net decrease in net assets resulting from distributions to shareholders	(610,245)	(1,243,170)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	84,844,274	195,868,329
Cost of shares redeemed	(105,149,991)	(237,067,222)
Net decrease in net assets resulting from shares of beneficial interest	(20,305,717)	(41,198,893)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(25,260,123)	1,130,924

NET ASSETS
Beginning of Period	156,310,878	155,179,954
End of Period	$131,050,755	$156,310,878

SHARE ACTIVITY
Shares sold	2,125,000	5,075,000
Shares redeemed	(2,600,000)	(6,325,000)
Net decrease in shares of beneficial interest outstanding	(475,000)	(1,250,000)

See accompanying notes which are an integral part of these financial statements.

LeaderShares® Equity Skew ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months	For the Year
	Ended	Ended
	April 30, 2025	October 31, 2024
	(Unaudited)
FROM OPERATIONS
Net investment income	$678,252	$1,367,869
Net realized gain (loss) on investments	(3,824,989)	69,635
Net realized gain on in-kind redemptions	339,446	20,950,182
Unrealized appreciation (depreciation) on investments	(2,950,391)	3,429,162
Net increase (decrease) in net assets resulting from operations	(5,757,682)	25,816,848

DISTRIBUTIONS TO SHAREHOLDERS FROM
Distributable Earnings	(1,202,218)	(1,535,565)
Net decrease in net assets resulting from distributions to shareholders	(1,202,218)	(1,535,565)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	46,098,145	166,407,290
Cost of shares redeemed	(79,073,260)	(224,436,843)
Net decrease in net assets resulting from shares of beneficial interest	(32,975,115)	(58,029,553)

TOTAL DECREASE IN NET ASSETS	(39,935,015)	(33,748,270)

NET ASSETS
Beginning of Period	100,063,873	133,812,143
End of Period	$60,128,858	$100,063,873

SHARE ACTIVITY
Shares sold	1,375,000	5,125,000
Shares redeemed	(2,375,000)	(6,975,000)
Net decrease in shares of beneficial interest outstanding	(1,000,000)	(1,850,000)

See accompanying notes which are an integral part of these financial statements.

LeaderShares® Dynamic Yield ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months	For the Year
	Ended	Ended
	April 30, 2025	October 31, 2024
	(Unaudited)
FROM OPERATIONS
Net investment income	$1,322,124	$3,245,819
Net realized loss on investments	(35,552)	(3,630,338)
Net realized loss on in-kind redemptions	(149,734)	(606,955)
Unrealized appreciation (depreciation) on investments	(153,736)	8,200,972
Net increase in net assets resulting from operations	983,102	7,209,498

DISTRIBUTIONS TO SHAREHOLDERS FROM
Distributable Earnings	(1,445,935)	(3,187,125)
Net decrease in net assets resulting from distributions to shareholders	(1,445,935)	(3,187,125)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	4	—
Cost of shares redeemed	(12,409,049)	(24,458,926)
Net decrease in net assets resulting from shares of beneficial interest	(12,409,045)	(24,458,926)

TOTAL DECREASE IN NET ASSETS	(12,871,878)	(20,436,553)

NET ASSETS
Beginning of Period	68,079,841	88,516,394
End of Period	$55,207,963	$68,079,841

SHARE ACTIVITY
Shares sold	—	—
Shares redeemed	(550,000)	(1,100,000)
Net decrease in shares of beneficial interest outstanding	(550,000)	(1,100,000)

See accompanying notes which are an integral part of these financial statements.

LeaderShares® Activist Leaders® ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Year/Period Presented

	For the Six Months		For the Year	For the Year	For the Year	For the Year	For the Period
	Ended		Ended	Ended	Ended	Ended	Ended
	April 30, 2025		October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020 *
	(Unaudited)
Net asset value, beginning of year/period	$32.17		$27.79	$28.86	$38.48	$24.29	$25.00
Activity from investment operations:
Net investment income (loss) (1)	0.17		0.31	0.33	0.15	0.01	(0.00	) **
Net realized and unrealized gain (loss) on investments	(2.33)		4.47	(1.32)	(6.98)	14.21	(0.71)
Total from investment operations	(2.16)		4.78	(0.99)	(6.83)	14.22	(0.71)
Less distributions from:
Net investment income	(0.26)		(0.40)	(0.08)	(0.36)	(0.03)	—
Return of capital	—		—	—	(2.43)	—	—
Total distributions	(0.26)		(0.40)	(0.08)	(2.79)	(0.03)	—
Net asset value, end of year/period	$29.75		$32.17	$27.79	$28.86	$38.48	$24.29
Market price, end of year/period	$29.81		$32.16	$27.81	$28.90	$38.49	$24.30
Total return (2)	(6.78	)% (5)	17.17%	(3.43)%	(19.11)%	58.60%	(2.84	)% (5)
Net assets, at end of year/period (000s)	$16,363		$69,970	$87,537	$82,255	$76,961	$42,513
Ratio of expenses to average net assets	0.75	% (4)	0.75%	0.75%	0.75%	0.75%	0.75	% (4)
Ratio of net investment income to average net assets	1.06	% (4)	0.95%	1.07%	0.45%	0.02%	(0.75	)% (4)
Portfolio Turnover Rate (3)	97	% (5)	90%	89%	67%	49%	3	% (5)

*	Fund commenced operation on October 26, 2020.

**	Represents less than $0.01 per share.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each year/period.

(2)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share.

(3)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in creations or redemptions. (Note 7)

(4)	Annualized.

(5)	Not annualized.

See accompanying notes which are an integral part of these financial statements.

LeaderShares® AlphaFactor® Tactical Focused ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Year/Period Presented

	For the Six Months		For the Year	For the Year	For the Year	For the Year	For the Period
	Ended		Ended	Ended	Ended	Ended	Ended
	April 30, 2025		October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020*
	(Unaudited)
Net asset value, beginning of year/period	$40.73		$32.43	$32.98	$35.11	$24.09	$25.00
Activity from investment operations:
Net investment income (1)	0.33		0.49	0.44	0.49	0.51	0.03
Net realized and unrealized gain (loss) on investments	(2.15)		8.45	(0.88)	(1.40)	10.60	(0.94)
Total from investment operations	(1.82)		8.94	(0.44)	(0.91)	11.11	(0.91)
Less distributions from:
Net investment income	(0.52)		(0.64)	(0.11)	(0.88)	(0.09)	—
Return of capital	—		—	—	(0.34)	—	—
Total distributions	(0.52)		(0.64)	(0.11)	(1.22)	(0.09)	—
Net asset value, end of year/period	$38.39		$40.73	$32.43	$32.98	$35.11	$24.09
Market price, end of year/period	$38.39		$40.77	$32.42	$32.93	$35.13	$24.10
Total return (2)	(4.52	)% (5)	27.93%	(1.32)%	(2.76)%	46.20%	3.64	% (5)
Net assets, at end of year/period (000s)	$97,888		$122,196	$186,454	$157,485	$128,144	$47,571
Ratio of expenses to average net assets	0.99	% (4)	0.99%	0.99%	0.99%	0.99%	0.99	% (4)
Ratio of net investment income to average net assets	1.65	% (4)	1.33%	1.33%	1.48%	1.53%	16.95	% (4)
Portfolio Turnover Rate (3)	66	% (5)	107%	192%	229%	78%	0	% (5)

*	Fund commenced operation on October 26, 2020.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each year/period.

(2)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share.

(3)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in creations or redemptions. (Note 7)

(4)	Annualized.

(5)	Not annualized.

See accompanying notes which are an integral part of these financial statements.

LeaderShares® AlphaFactor® US Core Equity ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Year/Period Presented

	For the Six Months		For the Year	For the Year	For the Year	For the Year	For the Year
	Ended		Ended	Ended	Ended	Ended	Ended
	April 30, 2025		October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
	(Unaudited)
Net asset value, beginning of year/period	$40.87		$30.58	$30.18	$33.72	$24.72	$25.44
Activity from investment operations:
Net investment income (1)	0.15		0.18	0.27	0.27	0.11	0.17
Net realized and unrealized gain (loss) on investments	(1.73)		10.40	0.23	(3.56)	8.99	(0.71)
Total from investment operations	(1.58)		10.58	0.50	(3.29)	9.10	(0.54)
Less distributions from:
Net investment income	(0.17)		(0.29)	(0.10)	(0.25)	(0.10)	(0.18)
Return of capital	—		—	—	—	—	(0.00	) *
Total distributions	(0.17)		(0.29)	(0.10)	(0.25)	(0.10)	(0.18)
Net asset value, end of year/period	$39.12		$40.87	$30.58	$30.18	$33.72	$24.72
Market price, end of year/period	$39.08		$40.85	$30.56	$30.20	$33.78	$24.72
Total return (2)	(3.88	)% (5)	34.79%	1.66%	(9.76)%	36.84%	(2.09)%
Net assets, at end of year/period (000s)	$131,051		$156,311	$155,180	$146,385	$123,093	$73,540
Ratio of expenses to average net assets	0.75	% (4)	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income to average net assets	0.71	% (4)	0.49%	0.85%	0.88%	0.35%	0.70%
Portfolio Turnover Rate (3)	80	% (5)	146%	136%	150%	177%	181%

*	Represents less than $0.01 per share.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each year/period.

(2)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share.

(3)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in creations or redemptions. (Note 7)

(4)	Annualized.

(5)	Not annualized.

See accompanying notes which are an integral part of these financial statements.

LeaderShares® Equity Skew ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Year/Period Presented

	For the Six Months		For the Year	For the Year	For the Year	For the Year	For the Period
	Ended		Ended	Ended	Ended	Ended	Ended
	April 30, 2025		October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020*
	(Unaudited)
Net asset value, beginning of year/period	$33.63		$27.73	$28.32	$37.34	$28.06	$25.00
Activity from investment operations:
Net investment income (1)	0.26		0.37	0.27	0.30	0.28	0.09
Net realized and unrealized gain (loss) on investments	(3.00)		5.90	(0.75)	(6.31)	10.67	2.97
Total from investment operations	(2.74)		6.27	(0.48)	(6.01)	10.95	3.06
Less distributions from:
Net investment income	(0.45)		(0.37)	(0.11)	(0.46)	(0.26)	—
Net realized gains	—		—	—	—	(1.41)	—
Return of capital	—		—	—	(2.55)	—	—
Total distributions	(0.45)		(0.37)	(0.11)	(3.01)	(1.67)	—
Net asset value, end of year/period	$30.44		$33.63	$27.73	$28.32	$37.34	$28.06
Market price, end of year/period	$30.49		$33.67	$27.69	$28.27	$37.41	$27.83
Total return (2)	(8.28	)% (5)	22.73%	(1.69)%	(17.47)%	40.17%	12.24	% (5)
Net assets, at end of year/period (000s)	$60,129		$100,064	$133,812	$116,817	$105,478	$54,020
Ratio of expenses to average net assets	0.75	% (4)	0.75%	0.75%	0.75%	0.75%	0.75	% (4)
Ratio of net investment income to average net assets	1.54	% (4)	1.14%	0.92%	0.95%	0.80%	0.71	% (4)
Portfolio Turnover Rate (3)	101	% (5)	190%	143%	184%	58%	57	% (5)

*	Fund commenced operation on May 11, 2020.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each year/period.

(2)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share.

(3)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in creations or redemptions. (Note 7)

(4)	Annualized.

(5)	Not annualized.

See accompanying notes which are an integral part of these financial statements.

LeaderShares® Dynamic Yield ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Year/Period Presented

	For the Six Months		For the Year	For the Year	For the Year	For the Period
	Ended		Ended	Ended	Ended	Ended
	April 30, 2025		October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021 *
	(Unaudited)
Net asset value, beginning of year/period	$22.69		$21.59	$21.60	$25.07	$25.00
Activity from investment operations:
Net investment income (1)	0.47		1.00	0.72	0.36	0.18
Net realized and unrealized gain (loss) on investments	(0.12)		1.09	(0.03)	(3.46)	0.04
Total from investment operations	0.35		2.09	0.69	(3.10)	0.22
Less distributions from:
Net investment income	(0.51)		(0.99)	(0.70)	(0.36)	(0.15)
Net realized gains	—		—	—	(0.01)	—
Total distributions	(0.51)		(0.99)	(0.70)	(0.37)	(0.15)
Net asset value, end of year/period	$22.53		$22.69	$21.59	$21.60	$25.07
Market price, end of year/period	$22.48		$22.64	$21.54	$21.61	$25.12
Total return (2)	1.58	% (5)	9.80%	3.17%	(12.45)%	0.88	% (5)
Net assets, at end of year/period (000s)	$55,208		$68,080	$88,516	$89,653	$71,461
Ratio of expenses to average net assets	0.75	% (4)	0.75%	0.75%	0.75%	0.75	% (4)
Ratio of net investment income to average net assets	4.15	% (4)	4.43%	3.23%	1.58%	2.11	% (4)
Portfolio Turnover Rate (3)	1	% (5)	47%	0%	66%	6	% (5)

*	Fund commenced operation on June 28, 2021.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each year/period.

(2)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share.

(3)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in creations or redemptions. (Note 7)

(4)	Annualized.

(5)	Not annualized.

See accompanying notes which are an integral part of these financial statements.

LeaderShares® ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)
April 30, 2025

1.	ORGANIZATION

The LeaderShares® Activist Leaders® ETF, LeaderShares® AlphaFactor® Tactical Focused ETF, LeaderShares® AlphaFactor® US Core Equity ETF, LeaderShares® Equity Skew ETF, and LeaderShares® Dynamic Yield ETF (each, a “Fund” and collectively the “Funds”) are each a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as diversified, open-end management investment companies. The LeaderShares® Activist Leaders® ETF, LeaderShares® AlphaFactor® Tactical Focused ETF and LeaderShares® Equity Skew ETF seek to generate long-term capital growth. The LeaderShares® AlphaFactor® US Core Equity ETF seeks to provide investment results that correspond generally, before fees and expenses, to the performance of the AlphaFactor® US Core Equity Index. The LeaderShares® Dynamic Yield ETF seeks current income. The LeaderShares® AlphaFactor® US Core Equity ETF commenced operations on October 1, 2018. The LeaderShares® Equity Skew ETF commenced operations May 11, 2020. The LeaderShares® Activist Leaders® ETF and LeaderShares®AlphaFactor® Tactical Focused ETF commenced operations on October 26, 2020. The LeaderShares® Dynamic Yield ETF commenced operations on June 28, 2021. The LeaderShares® Equity Skew ETF is a “fund of funds” in that the Fund will generally invest in other investment companies.

On December 10th, 2024, the Board of Trustees of the Trust approved an Agreements and Plans of Reorganization (collectively, the “Plan”) pursuant to which each of the Redwood AlphaFactor Tactical International Fund, Redwood Managed Municipal Income Fund, Redwood Managed Volatility Fund, Redwood Systematic Macro Trend (“SMarT®”) Fund, LeaderShares® Activist Leaders® ETF, LeaderShares® AlphaFactor® Tactical Focused ETF, LeaderShares® AlphaFactor® US Core Equity ETF, LeaderShares® Equity Skew ETF, and LeaderShares® Dynamic Yield ETF (each an “Existing Fund”) will reorganize into a corresponding newly created series (each an “Acquiring Fund”) of Investment Managers Series Trust II (each a “Reorganization” and collectively, the “Reorganizations”). Redwood Investment Management, LLC (the “Adviser”) will continue to serve as the investment adviser to each of the Acquiring Funds following the Reorganizations. Each Acquiring Fund will have the same investment objective, and substantially similar principal investment strategies, policies and risks as its corresponding Existing Fund, and each Acquiring Fund will be managed by the same portfolio managers as the Existing Funds. The Reorganization with respect to each of the Existing Funds is expected to close by the end of the third quarter of 2025, subject to the fulfillment of closing conditions, including the approval of the Plan with respect to each of the Existing Funds by its respective shareholders.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow

LeaderShares® ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2025

the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies,” including FASB Accounting Standards Update (“ASU”) 2013-08.

Operating Segments – The Funds have adopted FASB ASU 2023-07, Segment Reporting (“Topic 280”) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Each Fund’s CODM is comprised of the portfolio managers and Chief Financial Officer of such Fund. The Funds operate as a single operating segment. The Funds’ income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Funds, using the information presented in the financial statements and financial highlights.

Security Valuation – Securities listed on an exchange are valued at the last quoted sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Funds may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Funds’ holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost (which approximates fair value). Investments in open-end investment companies are valued at net asset value.

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many exchange-traded funds and closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or premium on shares of any closed-end investment company purchased by the Funds will not change.

LeaderShares® ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2025

Exchange-Traded Funds – The Funds may invest in exchange-traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and may be actively traded or represent a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Each ETF is subject to specific risks, depending on the nature of the ETF. Additionally, ETFs have fees and expenses that reduce their value.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board of Trustees of the Trust (the “Board”). The Board has appointed the Funds’ Adviser as its valuation designee (the “Valuation Designee”) for all fair value determinations and responsibilities, other than overseeing pricing service providers used by any series of the Trust, including the Funds.

This designation is subject to Board oversight and certain reporting and other requirements designed to facilitate the Board’s ability effectively to oversee the fair value determinations. The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures approved by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures approved by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to each Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost

LeaderShares® ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2025

at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of April 30, 2025, for the Funds’ investments measured at fair value:

LeaderShares® ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2025

LeaderShares® Activist Leaders® ETF

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$4,002,003	$—	$—	$4,002,003
Exchange-Traded Funds	9,194,070	—	—	9,194,070
Money Market Fund	3,023,369	—	—	3,023,369
Total	$16,219,442	$—	$—	$16,219,442

LeaderShares® AlphaFactor® Tactical Focused ETF

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$94,506,464	$—	$—	$94,506,464
Money Market Fund	127,429	—	—	127,429
Purchased Options	3,195,330	—	—	3,195,330
Total	$97,829,223	$—	$—	$97,829,223

LeaderShares® AlphaFactor® US Core Equity ETF

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$129,679,487	$—	$—	$129,679,487
Total	$129,679,487	$—	$—	$129,679,487

LeaderShares® Equity Skew ETF

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$23,710,412	$—	$—	$23,710,412
Exchange-Traded Funds	35,732,497	—	—	35,732,497
Total	$59,442,909	$—	$—	$59,442,909

LeaderShares® Dynamic Yield ETF

Assets *	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$26,211,769	$—	$26,211,769
U.S. Government & Agencies	—	28,078,849	—	28,078,849
Total	$—	$54,290,618	$—	$54,290,618

The Funds did not hold any Level 3 securities during the period.

*	See Schedule of Investments for industry classification.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders – For the LeaderShares® Activist Leader® ETF, LeaderShares® AlphaFactor® Tactical Focused ETF, LeaderShares® AlphaFactor® US Core Equity ETF and the LeaderShares® US Equity Skew ETF, dividends from net investment income, if any, are declared and paid annually. For the LeaderShares® Dynamic Yield ETF, dividends from net investment income, if any, are declared and paid monthly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are

LeaderShares® ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2025

determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature.

To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Quarterly distributions in excess of ordinary taxable income are treated as returns of capital. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Cash – The Funds consider their investments in an FDIC insured interest bearing savings account to be cash. The Funds maintain cash balances, which, at times, may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

Option Transactions – The Funds are subject to equity price risk in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against risk. When a Fund writes put and call options, an amount equal to the premium received is included in the statement of assets and liability as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

Put options are purchased to hedge against a decline in the value of securities held in the Funds’ portfolio. If such a decline occurs, the put options will permit the Funds to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Funds upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Funds. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Funds, the benefits realized by the Funds as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

For the six months ended April 30, 2025, the LeaderShares® Activist Leaders® ETF had a net realized gain of $899,850 on purchased options subject to equity price risk. The realized gains/(losses) are included in the line item marked “Net realized gain(loss) on investments” on the Statements of Operations. For the six months ended April 30, 2025, the LeaderShares® AlphaFactor® Tactical Focused ETF, had net unrealized depreciation of $533,241 on purchased options subject to equity price risk and this unrealized depreciation amount is included in the line item marked “Net change in unrealized appreciation (depreciation) on investments” on the Statements of Operations.

The amounts of realized and changes in unrealized gains and losses on derivative instruments during the

LeaderShares® ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2025

period as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity.

Federal Income Taxes – It is each Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended October 31, 2022 to October 31, 2024, or expected to be taken in the Funds’ October 31, 2025 year-end tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the Funds make significant investments; however the Funds are not aware of any tax positions for which it is reasonably expected that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended April 30, 2025, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), as well as cost of purchases and proceeds from sales of portfolio securities for in-kind transactions amounted to:

LeaderShares® ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2025

	Purchases		Sales
		U.S. Gov’t		U.S. Gov’t
	Other	Obligations	Other	Obligations
LeaderShares® Activist Leaders® ETF	$82,398,391	$—	$104,713,899	$—
LeaderShares® AlphaFactor® Tactical Focused ETF	88,061,390	—	91,654,200	—
LeaderShares® AlphaFactor® US Core Equity ETF	124,764,957	—	122,644,067	—
LeaderShares® Equity Skew ETF	92,577,838	—	92,921,548	—
LeaderShares® Dynamic Yield ETF	188,373	—	2,128,713	3,015,000

	Purchases In-Kind		Sales In-Kind
		U.S. Gov’t		U.S. Gov’t
	Other	Obligations	Other	Obligations
LeaderShares® Activist Leaders® ETF	$6,718,512	$—	$36,619,632	$—
LeaderShares® AlphaFactor® Tactical Focused ETF	63,031,475	—	81,187,449	—
LeaderShares® AlphaFactor® US Core Equity ETF	83,830,824	—	106,152,794	—
LeaderShares® Equity Skew ETF	46,215,969	—	79,183,275	—
LeaderShares® Dynamic Yield ETF	—	—	6,051,807	198,524

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Redwood Investment Management, LLC serves as the Funds’ Investment Adviser (the “Adviser”). Pursuant to investment advisory agreement between the Trust and the Adviser with respect to the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the LeaderShares® Activist Leaders® ETF, LeaderShares® AlphaFactor® Tactical Focused ETF, LeaderShares® AlphaFactor® US Core Equity ETF, LeaderShares® Equity Skew ETF, and

LeaderShares® Dynamic Yield ETF pay the Adviser a unitary management fee, computed and accrued daily and paid monthly, at an annual rate of 0.75%, 0.99%, 0.75%, 0.75% and 0.75%, respectively, of each Funds’ average daily net assets. For the six months ended April 30, 2025, the Funds incurred the following advisory fees:

Investment Advisory Fees
LeaderShares® Activist Leaders® ETF	$216,698
LeaderShares® AlphaFactor® Tactical Focused ETF	552,870
LeaderShares® AlphaFactor® US Core Equity ETF	542,396
LeaderShares® Equity Skew ETF	329,276
LeaderShares® Dynamic Yield ETF	237,844

LeaderShares® ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2025

The Adviser’s unitary management fee is designed to pay the Funds’ expenses and to compensate the Adviser for providing services for the Funds. Out of the unitary management fee, the Adviser pays substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services and Independent Trustees’ fees, but not payments under the Funds’ 12b-1 plan, brokerage fees and commissions, taxes, borrowing costs (such as dividend expense on securities sold short and interest), fees and expenses of other investment companies in which the Funds may invest, and extraordinary or non-recurring expenses (including litigation to which the Trust or the Funds may be a party and indemnification of the Trustees and officers with respect thereto). The Adviser, and not the Funds’ shareholders, would benefit from any reduction in fees paid for third-party services, including reductions based on increases in net assets.

The Funds have adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Funds are authorized to pay distribution fees to the distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Funds may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act. No distribution or service fees are currently paid by the Funds, and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Funds. Northern Lights Distributors, LLC, the Funds’ distributor (the “Distributor”), its affiliates, and the Funds’ Adviser or its affiliates may, at their own expense and out of their own legitimate profits, provide additional cash payments to financial intermediaries who sell shares of the Funds, including affiliates of the Adviser.

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration and fund accounting services to the Funds. Pursuant to a separate servicing agreement with UFS, the Adviser on behalf of the Funds pay UFS customary fees for providing administration and fund accounting services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Funds. Under the terms of such agreement, NLCS receives customary fees from the Adviser on behalf of the Funds. The Chief Compliance Officer of the Trust is also an officer of NLCS, and is not paid any fees directly by the Adviser or Funds for serving in such capacity.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Adviser on behalf of the Funds.

Each Trustee who is not affiliated with the Trust or an adviser to a fund within the Trust receives quarterly fees. For the six months ended April 30, 2025, the Trustees received fees in the amount of $31,615, with respect to the Funds, paid by the Adviser out of the unitary fee.

LeaderShares® ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2025

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Funds for federal income tax purposes and its respective gross unrealized appreciation and depreciation at April 30, 2025, was as follows:

	Cost for			Tax Net
	Federal Tax	Unrealized	Unrealized	Unrealized
Fund	Purposes	Appreciation	Depreciation	App/Dep
LeaderShares® Activist Leaders® ETF	$18,533,650	$62,919	$(2,377,127)	$(2,314,208)
LeaderShares® AlphaFactor® Tactical Focused ETF	102,779,395	4,582,330	(9,532,502)	(4,950,172)
LeaderShares® AlphaFactor® US Core Equity ETF	126,549,544	9,597,749	(6,467,806)	3,129,943
LeaderShares® Equity Skew ETF	62,814,747	246,379	(3,618,217)	(3,371,838)
LeaderShares® Dynamic Yield ETF	56,008,466	264,722	(1,982,570)	(1,717,848)

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the year ended October 31, 2024 and October 31, 2023 was as follows:

For the period ended October 31, 2024:
	Ordinary	Long-Term	Return	Tax Exempt
Fund	Income	Capital Gains	of Capital	Income	Total
LeaderShares® Activist Leaders ETF	$1,076,375	$—	$—	$—	$1,076,375
LeaderShares® AlphaFactor Tactical Focused ETF	2,646,455	—	—	—	2,646,455
LeaderShares® AlphaFactor® US Core Equity ETF	1,243,170	—	—	—	1,243,170
LeaderShares® Equity Skew ETF	1,535,565	—	—	—	1,535,565
LeaderShares® Dynamic Yield ETF	3,187,125	—	—	—	3,187,125

For the period ended October 31, 2023:
	Ordinary	Long-Term	Return	Tax Exempt
Fund	Income	Capital Gains	of Capital	Income	Total
LeaderShares® Activist Leaders ETF	$243,068	$—	$—	$—	$243,068
LeaderShares® AlphaFactor Tactical Focused ETF	596,625	—	—	—	596,625
LeaderShares® AlphaFactor® US Core Equity ETF	502,425	—	—	—	502,425
LeaderShares® Equity Skew ETF	480,938	—	—	—	480,938
LeaderShares® Dynamic Yield ETF	3,214,975	—	—	—	3,214,975

As of October 31, 2024, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Fund	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
LeaderShares® Activist Leaders® ETF	$339,342	$—	$—	$(36,306,005)	$—	$(3,345,915)	$(39,312,578)
LeaderShares® AlphaFactor® Tactical Focused ETF	1,119,499	—	—	(30,886,687)	—	13,281,476	(16,485,712)
LeaderShares® AlphaFactor® US Core Equity ETF	417,188	—	—	(49,665,044)	—	15,733,109	(33,514,747)
LeaderShares® Equity Skew ETF	576,420	—	—	(35,194,939)	—	(421,447)	(35,039,966)
LeaderShares® Dynamic Yield ETF	167,969	—	—	(6,724,142)	—	(1,564,112)	(8,120,285)

LeaderShares® ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2025

The difference between book basis and tax basis undistributed net investment income, accumulated net realized gains and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, adjustments for debt modification and adjustments for C-Corps.

At October 31, 2024, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains, as follows:

	Non-Expiring
Fund	Short-Term	Long-Term	Total	CLCF Utilized
LeaderShares®Activist Leaders ETF	$25,419,569	$10,886,436	$36,306,005	$—
LeaderShares® AlphaFactor® Tactical Focused ETF	30,886,687	—	30,886,687	—
LeaderShares® AlphaFactor® US Core Equity ETF	46,930,313	2,734,731	49,665,044	—
LeaderShares® Equity Skew ETF	35,078,377	116,562	35,194,939	436,621
LeaderShares® Dynamic Yield ETF	3,034,628	3,689,514	6,724,142	—

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of realized gain (loss) on in-kind redemptions, and adjustments for prior year tax returns resulted in reclassifications for the Funds for the year ended October 31, 2024 as follows:

	Paid in	Accumulated
Fund	Capital	Earnings (Losses)
LeaderShares®Activist Leaders ETF	$14,519,098	$(14,519,098)
LeaderShares® AlphaFactor® Tactical Focused ETF	11,762,936	(11,762,936)
LeaderShares® Alpha Factor® US Core Equity ETF	38,498,329	(38,498,329)
LeaderShares® Equity Skew ETF	20,926,584	(20,926,584)
LeaderShares® Dynamic Yield ETF	(606,955)	606,955

7.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at net asset value (“NAV”) only in large blocks known as “Creation Units.” Shares are created and redeemed by the Funds only in Creation Unit size aggregations of 25,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Funds on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Funds may impose transaction fees on purchases and redemptions of Funds shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee payable to the custodian is imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are

LeaderShares® ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2025

required to pay an additional variable charge to compensate the Funds and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Funds are disclosed in the Statements of Changes in Net Assets.

Investors who use the services of a broker, or other such intermediary may be charged a fee for such services. The Transaction Fees for the Funds are listed in the tables below:

LeaderShares® Activist Leaders® ETF, LeaderShares® AlphaFactor® Tactical Focused ETF, LeaderShares® AlphaFactor® US Core Equity ETF and LeaderShares® Equity Skew ETF

Fee for In-Kind and Cash Purchases	Minimum Additional Variable Charge for Cash Purchases*	Maximum Additional Variable Charge for Cash Purchases*
$600	0.20%	2.00%

LeaderShares® Dynamic Yield ETF

Fee for In-Kind and Cash Purchases	Minimum Additional Variable Charge for Cash Purchases*	Maximum Additional Variable Charge for Cash Purchases*
$500	0.20%	2.00%

*	As a percentage of the amount invested.

8.	PRINCIPAL INVESTMENT RISKS

The Funds’ investments in securities and financial instruments expose it to various risks, certain of which are discussed below. Each Fund’s prospectus and statement of additional information include further information regarding the risks associated with each Fund’s investments. The Risks associated with the Funds’ investments include, but are not limited to:

LeaderShares® Activist Leaders® ETF: activist risk, active trading risk, authorized participant concentration risk, consumer discretionary sector risk, cybersecurity risk, equity risk, ETF structure risks, fluctuation of net asset value risk, foreign (non-U.S.) investment risk, gap risk, industrials sector risk, management risk, market capitalization risk, market events risk, market risk, quantitative investing risk, rules-based strategy risk, sector risk, and volatility risk.

LeaderShares® AlphaFactor® Tactical Focused ETF: active trading risk, authorized participant concentration risk, cash positions risk, consumer discretionary sector risk, cybersecurity risk, equity risk, ETF structure risks, fluctuation of net asset value risk, focus risk, gap risk, investment companies risk, management risk, market capitalization risk, market events risk, market risk, money market instrument risk, quantitative investing risk, rules-based strategy risk, sector risk, tactical overlay strategy risk, underlying funds risk, U.S. Government securities risk, and volatility risk.

LeaderShares® AlphaFactor® US Core Equity ETF: active trading risk, authorized participant concentration risk, calculation methodology risk, concentration risk, consumer discretionary sector risk, cybersecurity risk, ETF structure risks, equity risk, financial sector risk, fluctuation of net asset value risk, gap risk, index risk, index tracking error risk, industrial sectors risk, information technology sector risk,

LeaderShares® ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2025

management risk, market capitalization risk, market events risk, market risk, passive investment risk, portfolio turnover risk, retail sector risk, rules-based strategy risk, and volatility risk.

LeaderShares® Equity Skew ETF: active trading risk, authorized participant concentration risk, cybersecurity risk, equity risk, emerging markets risk, ETF structure risks, fluctuation of net asset value risk, focus risk, foreign (non-U.S.) investments risk, gap risk, geographic and sector risk, investment companies risk, management risk, market capitalization risk, market risk, market events risk, quantitative investing risk, and underlying funds risk.

LeaderShares® Dynamic Yield ETF: active trading risk, asset allocation risk, authorized participant concentration risk, bank loan risk, cash positions risk, convertible securities risk, credit risk, credit spread risk, currency risk, cybersecurity risk, emerging markets risk, ETF structure risk, equity risk, fixed income securities risk, fluctuation of net asset value risk, foreign (non-U.S.) investments risk, gap risk, high yield fixed income securities risk, index risk, investment companies risk, issuer-specific risk, leveraging risk, LIBOR risk, liquidity risk, management risk, market events risk, market risk, model risk, mortgage-backed and asset-backed securities risk, odd lot pricing risk, portfolio turnover risk, prepayment and extension risk, regulatory risk, sector risk, swap risk, underlying funds risk, U.S. government securities risk, valuation risk, variable or floating rate securities risk, volatility risk, and yield curve risk.

ETF Structure Risks. Each Fund is structured as an ETF and as a result is subject to special risks. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.”

Trading in shares on the exchange on which a Fund is listed may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the exchange. An active trading market for the Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Fund shares than the Fund’s NAV, which is reflected in the bid and ask price for Fund shares or in the closing price. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to NAV, the shareholder may sustain losses if the shares are sold at a price that is less than the price paid by the shareholder for the shares. When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s NAV. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead

LeaderShares® ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2025

to differences between the market value of the Fund’s shares and the Fund’s NAV.

Equity Risk. Equity securities are susceptible to general market fluctuations, volatile increases and decreases in value as market confidence in and perceptions of their issuers change and unexpected trading activity among retail investors. Factors that may influence the price of equity securities include developments affecting a specific company or industry, or the changing economic, political or market conditions.

Fluctuation of Net Asset Value Risk. The NAV of the Funds’ shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the exchange. The Adviser cannot predict whether the shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the shares will be closely related to, but not identical to, the same forces influencing the prices of the Funds’ holdings trading individually or in the aggregate at any point in time. Unlike conventional ETFs, LeaderShares® Activist Leaders® ETF, LeaderShares® AlphaFactor® Tactical Focused ETF, LeaderShares® Equity Skew ETF, and LeaderShares® Dynamic Yield ETF are not index funds. The Funds are actively managed and do not seek to replicate the performance of a specified index. Actively managed ETFs have a limited trading history and, therefore, there can be no assurance as to whether and/or the extent to which the shares will trade at premiums or discounts to NAV.

Index Tracking Error Risk. As with all index funds, the performance of the LeaderShares® AlphaFactor® US Core Equity ETF and the index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the index. In addition, the LeaderShares® AlphaFactor® US Core Equity ETF may not be fully invested in the securities of the index at all times, may deviate from the relative weightings of the index or may hold securities not included in the index. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.

Market Risk. Overall market risk may affect the value of individual instruments in which the Funds invest. The Funds are subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Funds’ performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, changes in interest rate levels, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats, lack of liquidity in the bond or other markets, volatility in the securities markets, adverse investor sentiment and political events affect the securities markets. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future. Securities markets also may experience long periods of decline in value. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole. The value of assets or income from an investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Funds’ assets can decline as can the value of the Funds’ distributions. When the value of the Funds’ investments goes down, your investment in the Funds decreases in value and you could lose money.

LeaderShares® ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2025

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and its investments and could result in decreases to the Fund’s net asset values. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the Funds and their investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

9.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The LeaderShares® Activist Leaders® ETF currently seeks to achieve its investment objective by investing a significant portion of its assets in the Vanguard S&P 500 ETF (“Vanguard”), a registered open-end investment company. The Fund may redeem its investment from Vanguard at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund will be directly affected by the performance of Vanguard. The annual report of Vanguard, along with the report of the independent registered public accounting firm is included in Vanguard’s N-CSR available at “www.sec.gov” or on the website “www.investor.vanguard.com”. As of April 30, 2025, the percentage of the Fund’s net assets invested in Vanguard was 35.1%.

The LeaderShares® Equity Skew ETF currently seeks to achieve its investment objective by investing a significant portion of its assets in the Vanguard FTSE Emerging Markets ETF (“Vanguard”), a registered open-end investment company. The Fund may redeem its investment from Vanguard at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund will be directly affected by the performance of Vanguard. The annual report of Vanguard, along with the report of the independent registered public accounting firm is included in Vanguard’s N-CSR available at “www.sec.gov” or on the website “www.investor.vanguard.com”. As of April 30, 2025, the percentage of the Fund’s net assets invested in Vanguard was 28.4%.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements, other than the following.

LeaderShares® ETFs
ADDITIONAL INFORMATION (Unaudited)
April 30, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

LeaderShares ETFs

At a meeting held on December 10, 2024 (the “Meeting”), the Board of Trustees (the “Board”) of Two Roads Shared Trust (the “Trust”), each of whom is not an “interested person” of the Trust (the “Independent Trustees” or the “Trustees”), as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered the renewal of the investment advisory agreements (each an “Advisory Agreement” and collectively the “Advisory Agreements”) between Redwood Investment Management LLC (“Redwood” or the “Adviser”) and the Trust, on behalf of the LeaderShares Activist Leaders ETF, LeaderShares AlphaFactor Tactical Focused ETF, LeaderShares AlphaFactor US Core Equity ETF, LeaderShares Dynamic Yield ETF, and LeaderShares Equity Skew ETF (each a “LeaderShares ETF” or a “Fund,” and together the “LeaderShares ETFs” or the “Funds”).

In connection with the Board’s consideration of the Advisory Agreements, the Board received written materials in advance of the Meeting, which included information regarding: (i) the nature, extent, and quality of services provided to each LeaderShares ETF by Redwood; (ii) a description of the Adviser’s investment management personnel; (iii) an overview of the Adviser’s operations and financial condition; (iv) a description of the Adviser’s brokerage practices (including any soft dollar arrangements); (v) a comparison of each LeaderShares ETF’s advisory fees and overall expenses with those of comparable mutual funds; (vi) the level of profitability from the Adviser’s fund-related operations; (vii) the Adviser’s compliance policies and procedures, including policies and procedures for personal securities transactions, business continuity and information security; and (viii) information regarding the performance record of each LeaderShares ETF as compared to other mutual funds with similar investment strategies.

Throughout the process, including at the Meeting, the Board had numerous opportunities to ask questions of and request additional materials and information from Redwood. The Board was advised by, and met in executive sessions with, the Board’s independent legal counsel, and received a memorandum from such independent counsel regarding its responsibilities under applicable law. The Board also noted that the evaluation process with respect to the Adviser is an ongoing one and that in this regard, the Board took into account discussions with management and information provided to the Board at and between prior meetings with respect to the services provided by the Adviser, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations and representations from the Adviser. The Board noted that the information received and considered by the Board in connection with the Meeting and throughout the year was both written and oral. In considering the factors below, the Board also took into account the proposed reorganization plans with respect to the LeaderShares ETFs, which were also being considered for approval at the Meeting. The Board considered renewal of the Advisory Agreement with respect to each Fund separately.

Matters considered by the Board in connection with its approval of the Advisory Agreements with respect to each of the LeaderShares ETFs included, among others, the following:

Nature, Extent and Quality of Services. The Board reviewed materials provided by Redwood related to the Advisory Agreements with respect to each of the LeaderShares ETFs, including the Advisory Agreements, a description of the manner in which investment decisions are made and executed; an overview of the personnel that perform advisory, compliance and operational services for the LeaderShares ETFs and their background and

LeaderShares® ETFs
ADDITIONAL INFORMATION (Unaudited) (Continued)
April 30, 2025

experience; a summary of the financial condition of Redwood; a quarterly written report containing Redwood’s performance commentary; Redwood’s compliance policies and procedures, including its business continuity plan and cybersecurity policies, and a code of ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b); information regarding risk management processes and liquidity risk management and its derivative risk management processes and procedures; an annual review of the operation of Redwood’s compliance program; information regarding Redwood’s compliance and regulatory history; a report of Redwood’s independent third-party compliance consultant; and an independent report prepared by Broadridge, an independent third-party data provider, analyzing the performance record, fees and expenses of each of the LeaderShares ETFs to those of a respective peer group of other mutual funds or ETFs, as applicable, with similar investment strategies as selected by Broadridge (the “Peer Group”).

In considering the nature, extent and quality of services to be provided by Redwood under the Advisory Agreements, the Board considered Redwood’s asset management, risk management, operations, and compliance experience. The Board considered that Redwood had summarized each of the investment strategies used for the LeaderShares ETFs and that in advising the LeaderShares ETFs, Redwood employed quantitative and tactical investment elements, as applicable, which require a significant level of sophistication and labor to execute. The Board noted that in addition to the reports on the information with respect to portfolio management functions from Redwood, on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (“CCO”) regarding Redwood’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, including evaluations of the regulatory compliance systems of Redwood and any disciplinary history. The Board also considered Redwood’s policies and procedures relating to business continuity and cybersecurity, including the Trust CCO’s review and evaluation of these policies and procedures, and that the CCO found them to be satisfactory. The Board also considered the operation of Redwood’s compliance program and any compliance matters over the past year, as well as a report by an independent third-party compliance consultant. The Board took into account representations and commitments previously made by Redwood and actions taken or to be taken by Redwood, including, without limitation, certain changes and enhancements to Redwood’s compliance program.

The Board also considered the significant risks assumed by Redwood in connection with the services provided to the LeaderShares ETFs, including entrepreneurial risk and ongoing risks including investment, operational, enterprise, litigation, regulatory, and compliance risks with respect to the LeaderShares ETFs.

In considering the nature, extent, and quality of the services provided by Redwood, the Board took into account its knowledge, acquired through discussions and reports during the preceding year and in past years, of Redwood’s management and the quality of the performance of Redwood’s duties.

After discussion and taking into account the report and evaluation provided by the Trust’s CCO, the Board concluded that Redwood had sufficient personnel, resources, investment methodologies and written compliance policies and procedures to perform its duties under the Advisory Agreements with respect to each of the LeaderShares ETFs.

Performance. In considering each LeaderShares ETF’s performance, the Board noted that it reviews at its regularly scheduled quarterly meetings information about each LeaderShares ETF’s performance results. Among other data, the Board considered each LeaderShares ETF’s performance for the one-year, three-year, five-year, as applicable, and since inception periods ended September 30, 2024, as compared to a benchmark index and against the median performance of its Peer Group and Morningstar category. The Board noted that while it found the data provided by the independent third-party generally useful, it recognized the data’s limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the funds in the Peer Group. With respect to the LeaderShares ETFs, the Board also received discount/premium information, as well as tracking error information for those LeaderShares ETFs passively managed against an index.

LeaderShares® ETFs
ADDITIONAL INFORMATION (Unaudited) (Continued)
April 30, 2025

With respect to the LeaderShares AlphaFactor US Core Equity ETF (for this paragraph only, the “Fund”), the Board considered that the Fund had outperformed the median of its Peer Group and the benchmark index for the one-year, and three-year periods, five year and since inception periods. The Board also considered that the Fund had outperformed the median of its Morningstar category for the one-year, three-year and since inception periods and underperformed the median of its Morningstar category for the five-year period. The Board also considered that the Fund underperformed the median of its Morningstar category for the five-year period.

With respect to the LeaderShares Activist Leaders ETF (for this paragraph only, the “Fund”), the Board considered that the Fund had underperformed the median of its Peer Group and Morningstar Category and the benchmark index for the one-year, three-year and since inception periods.

With respect to the LeaderShares AlphaFactor Tactical Focused ETF (for this paragraph only, the “Fund”), the Board considered that the Fund had outperformed the median of its Morningstar category for the one-year period and outperformed the median of its Peer Group for the three-year period. The Board also considered that the Fund had underperformed the median of its Peer Group for the one-year and since inception periods, underperformed the median of its Morningstar category for the three-year and since inception periods, and underperformed the benchmark index for the one-year, three-year and since inception periods.

With respect to the LeaderShares Dynamic Yield ETF (for this paragraph only, the “Fund”), the Board considered that the Fund had outperformed the median of its Peer Group for the three-year and since inception periods. The Board also considered that the Fund had underperformed the median of its Morningstar category and the benchmark index for the one-year, three-year and since inception periods and underperformed the median of its Peer Group for the one-year period. The Board noted the relatively short performance history of the Fund. The Board also took into account Redwood’s discussion of the factors that contributed to the Fund’s relative performance, including differences in the Fund’s strategy from that of funds in the Peer Group.

With respect to the LeaderShares Equity Skew ETF (for this paragraph only, the “Fund”), the Board considered that the Fund had underperformed the median of its Peer Group and its Morningstar category and the benchmark index for the one-year, three-year and since inception periods. The Board took into account Redwood’s discussion of the factors that contributed to the Fund’s relative performance, including differences in the Fund’s strategy from that of funds in the Peer Group. The Board also took into account actions taken by Redwood to address the Fund’s performance and also noted that the Fund was being managed in accordance with its investment objective and strategies.

The Board also considered Redwood’s discussion of each LeaderShares ETF’s performance, including the factors that contributed to any underperformance, as well as the quarterly written reports containing Redwood’s performance commentary. The Board noted each Fund’s risk adjusted returns and how each Fund was managed, including whether each Fund was managed according to an index or actively managed by Redwood and the factors contributing to any difference in performance with any other funds managed by Redwood with a similar strategy. The Board also noted that Redwood was actively monitoring the performance of each LeaderShares ETF and considered more recent performance information provided at this Meeting. The Board concluded that the overall performance of each of the LeaderShares ETFs was satisfactory or, in the case of underperformance, was being appropriately monitored and/or addressed.

Fees and Expenses. As to the costs of the services provided by Redwood, among other expense data, the Board considered a comparison prepared by Broadridge of each LeaderShares ETF’s contractual advisory fee and operating expenses compared to such LeaderShares ETF’s Peer Group and Morningstar category. The Board noted that while it found the data provided by the independent third-party generally useful it recognized the data’s limitations, including in particular that the funds in the Peer Group had a wide range of asset levels and varying expense record dates.

With respect to the LeaderShares Activist Leaders ETF, the Board noted, among other data, that the Fund’s unitary fee was below the contractual management fee median of the Fund’s Peer Group and above the median of

LeaderShares® ETFs
ADDITIONAL INFORMATION (Unaudited) (Continued)
April 30, 2025

its Morningstar category. The Board noted the Fund’s unitary fee structure as compared to the more conventional fee structures used by certain other funds in the Peer Group. The Board also recognized that the Fund’s net total expenses were below the median of its Peer Group and above the median of its Morningstar category. The Board also noted, however, that the Fund’s unitary fee (and net total expenses) was not the highest among the funds in its the Morningstar category.

With respect to the LeaderShares AlphaFactor Tactical Focused ETF, the Board noted, among other data, that the Fund’ unitary fee was above the median of the contractual management fee of both the Fund’s Peer Group and Morningstar category. The Board noted the Fund’s unitary fee structure as compared to the more conventional fee structures used by certain other funds in the Peer Group. The Board recognized that the Fund’s net total expenses were also above the median of both its Peer Group and its Morningstar category. The Board also considered Redwood’s commentary with respect to differences in the Fund’s strategy from that of the other funds in the Peer Group.

With respect to the LeaderShares Equity Skew ETF, the Board noted, among other data, that the Fund’s unitary fee was below the contractual management fee median of the Fund’s Peer Group and above the median of its Morningstar category. The Board noted the Fund’s unitary fee structure as compared to the more conventional fee structures used by certain other funds in the Peer Group. The Board also recognized that the Fund’s net total expenses were below the median of its Peer Group and above the median of its Morningstar category. The Board also noted, however, that the Fund’s unitary fee (and net total expenses) was not the highest among the funds in its Morningstar category.

With respect to the LeaderShares AlphaFactor US Core Equity ETF, the Board noted, among other data, that the unitary fee was above the contractual management fee median of both the Fund’s Peer Group and its Morningstar category, but was not the highest among the funds in its Peer Group. The Board noted the Fund’s unitary fee structure as compared to certain other funds in the Peer Group that did not utilize the same type of fee structure. The Board recognized that the Fund’s net total expenses were also above the median of both its Peer Group and Morningstar category but was not the highest among the funds in its Peer Group. The Board also considered Redwood’s commentary with respect to differences in the Fund’s strategy from that of other funds in the Peer Group.

With respect to the LeaderShares Dynamic Yield ETF, the Board noted, among other data, that the Fund’s unitary fee was above the median of the contractual management fee of the Fund’s Morningstar category and equal to the median of the Peer Group. The Board noted the Fund’s unitary fee structure as compared to certain other funds in the Peer Group that did not utilize the same type of fee structure. The Board recognized that the Fund’s net total expenses were also above the median of its Morningstar category and equal to the median of the Peer Group. The Board noted, however, that the Fund’s unitary fee (and net total expenses) was not the highest among the funds in its Morningstar category.

The Board took into account Redwood’s discussion of the LeaderShares ETFs’ expenses. The Board also noted the extent to which Redwood was reimbursing expenses of each Fund, which when factored in, causes the total expenses of each such Fund to be more competitive compared to the other funds in such Fund’s respective Peer Group.

The Board also noted the proposed reorganization plans with respect to the LeaderShares ETFs and any potential impact on the operating expenses of the LeaderShares ETFs.

In considering the level of the advisory fee paid with respect to each of the LeaderShares ETFs, the Board took into account the cost of other, private accounts managed by Redwood that used a similar strategy, if any, noting that any variance in the advisory fees was attributable to the differences in the management of these funds versus the private accounts.

LeaderShares® ETFs
ADDITIONAL INFORMATION (Unaudited) (Continued)
April 30, 2025

Based on the factors above, the Board concluded that the advisory fee for each of the LeaderShares ETFs was not unreasonable.

Profitability. The Board considered Redwood’s profitability and whether these profits were reasonable in light of the services provided to each of the LeaderShares ETFs. The Board reviewed a profitability analysis prepared by Redwood based on each LeaderShares ETF’s asset level and considered the total profits of Redwood from its relationship with each of the LeaderShares ETFs on a Fund-by-Fund basis and for the LeaderShares ETFs and other funds advised by Redwood in the aggregate. The Board also considered that Redwood had entered into unitary fee arrangements with respect to the LeaderShares ETFs under which Redwood reimbursed such LeaderShares ETFs for expenses over the applicable unitary fee rate. The Board concluded that Redwood’s profitability from its relationship with each of the LeaderShares ETFs, if any, after taking into account a reasonable allocation of costs, was not excessive.

Economies of Scale. The Board considered whether Redwood would realize economies of scale with respect to its management of each LeaderShares ETF as each LeaderShares ETF grew and whether fee levels reflected these economies. The Board noted that each LeaderShares ETF’s current advisory fee does not include breakpoints and took into account Redwood’s discussion of the Funds’ fee structures, including the current size of the Funds as well as the level of expenses incurred with respect to each Fund. The Board considered the profitability analysis provided by the Adviser and noted that while expenses of managing each LeaderShares ETF as a percentage of assets under management were expected to decrease as each LeaderShares ETF’s assets continued to grow, at current asset levels, economies of scale have not yet been reached. The Board noted that it would revisit whether economies of scale exist in the future once the respective LeaderShares ETF had achieved sufficient scale.

Other Benefits. The Board also considered the character and amount of other direct and incidental benefits to be received by Redwood from its relationship with the LeaderShares ETFs. The Board considered that Redwood uses certain LeaderShares ETFs as components of model portfolios it builds for its clients. The Board considered that Redwood has represented to the Board that it did not believe it receives any direct, indirect or ancillary material “fall-out” benefits from its relationship with the Funds. The Board concluded that any such benefits are reasonable.

Conclusion. The Board, having requested and received such information from Redwood as it believed reasonably necessary to evaluate the terms of the Advisory Agreements with respect to the LeaderShares ETFs, and having been advised by independent counsel that the Board had appropriately considered and weighed all relevant factors, including reliance on the representations and commitments made by Redwood at the Meeting, determined that approval of the Advisory Agreement with respect to each of the LeaderShares ETFs for an additional one-year term was in the best interests of each LeaderShares ETF and its shareholders.

In considering the renewal of each Advisory Agreement with respect to each of the LeaderShares ETFs, the Board considered a variety of factors, including those discussed above, and also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry). The Board did not identify any one factor as determinative, and each Independent Trustee may have weighed each factor differently. The Board’s conclusions may be based in part on its consideration of the advisory arrangements in prior years and on the Board’s ongoing regular review of each LeaderShares ETF’s performance and operations throughout the year.

Proxy Voting Policy

Information regarding how the Funds vote proxies relating to portfolio securities for the 6 month period ended June 30th as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-888-617-1444 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers. Not applicable

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):

Attached hereto. Exhibit 99. CERT

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)):

Attached hereto. Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By /s/ James Colantino
James Colantino
President/Principal Executive Officer
Date: July 9, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By /s/ James Colantino
James Colantino
President/Principal Executive Officer
Date: July 9, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By /s/ Laura Szalyga
Laura Szalyga
Treasurer/Principal Financial Officer
Date: July 9, 2025